=====

PaineWebber offers a family of 26 funds which encompass a diversified range of investment goals.

BOND FUNDS

-  High Income Fund
-  Investment Grade Income Fund
-  Low Duration U.S. Government Income Fund
-  Strategic Income Fund
-  U.S. Government Income Fund

TAX-FREE BOND FUNDS

-  California Tax-Free Income Fund
-  Municipal High Income Fund
-  National Tax-Free Income Fund
-  New York Tax-Free Income Fund

STOCK FUNDS

- Enhanced S&P 500 Fund
- Enhanced Nasdaq-100 Fund
- Financial Services Growth Fund
- Growth Fund
- Growth and Income Fund
- Mid Cap Fund
- Small Cap Fund
- S&P 500 Index Fund
- Strategy Fund
- Tax-Managed Equity Fund

ASSET ALLOCATION FUNDS

-  Balanced Fund
-  Tactical Allocation Fund

GLOBAL FUNDS

-  Asia Pacific Growth Fund
-  Emerging Markets Equity Fund
-  Global Equity Fund
-  Global Income Fund

PAINEWEBBER MONEY MARKET FUND


                                 ANNUAL REPORT

                   BOND FUNDS

                   U.S. GOVERNMENT
                   INCOME FUND

                   LOW DURATION
                   U.S. GOVERNMENT
                   INCOME FUND

                   INVESTMENT GRADE
                   INCOME FUND

                   HIGH INCOME FUND

                   ---------------------------------------

                   NOVEMBER 30, 2000


                                     [LOGO]
                        -C-2001 PaineWebber Incorporated
                               All rights reserved

PAINEWEBBER U.S. GOVERNMENT INCOME FUND


ANNUAL REPORT


PERFORMANCE AT A GLANCE

--------------------------------------------------------------------------------

Comparison of the change of a $10,000 investment in PaineWebber U.S. Government Income Fund (Class A) and the Lehman Brothers Government Bond Index, for the 10 years from November 30, 1990 through November 30, 2000.

                                     [GRAPH]

                            PAINEWEBBER U.S. GOVERNMENT      LEHMAN BROTHERS GOVERNMENT
                               INCOME FUND (CLASS A)                  BOND INDEX
          11/90                         $9,605                         $10,000
          11/91                        $10,930                         $11,326
          11/92                        $11,796                         $12,352
          11/93                        $12,667                         $13,840
          11/94                        $11,449                         $13,342
          11/95                        $13,131                         $15,664
          11/96                        $13,576                         $16,493
          11/97                        $14,563                         $17,703
          11/98                        $15,882                         $19,608
          11/99                        $15,542                         $19,335
          11/00                        $16,848                         $21,330

As of October 10, 2000, Pacific Investment Management Company (PIMCO) assumed day-to-day management responsibilities of the Fund. Past performance is no guarantee of future performance. The performance of other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.

------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 11/30/00
------------------------------------------------------

                                              6 Months     1 Year      5 Years    Inception(0)
                             CLASS A*           7.24%       8.41%       5.11%       7.51%
       Before Deducting      CLASS B**          6.78        7.51        4.28        4.93
   Maximum Sales Charge      CLASS C+           6.96        7.84        4.57        3.89
                             CLASS Y++          7.41        8.75        5.43        5.36

        After Deducting      CLASS A*           2.92        4.12        4.26        7.24
   Maximum Sales Charge      CLASS B**          1.78        2.51        3.95        4.93
                             CLASS C+           6.21        7.09        4.57        3.89

        Lehman Brothers
  Government Bond Index                         7.66       10.31        6.37        9.44

    Lipper General U.S.
Government Funds Median                         7.27        8.67        5.34        8.20

Past performance is no guarantee of future performance. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of one year or less are cumulative. The performance data quoted assume reinvestment of all dividends and capital gains. Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.

(0) Inception: since commencement of issuance on August 31, 1984 for Class A shares, July 1, 1991 for Class B shares, July 2, 1992 for Class C shares and September 11, 1991 for Class Y shares. Index and Lipper Median performance is shown as of inception of oldest share class: August 31, 1984.

* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

[SIDENOTE]
The graph depicts the performance of PaineWebber U.S. Government Income Fund (Class A) versus the Lehman Brothers Government Bond Index. It is important to note PaineWebber U.S. Government Income Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ANNUAL REPORT


PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND


PERFORMANCE AT A GLANCE

--------------------------------------------------------------------------------

Comparison of the change of a $10,000 investment in PaineWebber Low Duration U.S. Government Income Fund (Classes A, B and C) and the Merrill Lynch 1-3 Year U.S. Treasury Index from May 3, 1993 through November 30, 2000.

                                    [GRAPH]

             PAINEWEBBER LOW           PAINEWEBBER LOW             PAINEWEBBER LOW
        DURATION U.S. GOVERNMENT   DURATION U.S. GOVERNMENT   DURATION U.S. GOVERNMENT    MERRILL LYNCH 1-3 YEAR
          INCOME FUND (CLASS A)      INCOME FUND (CLASS B)      INCOME FUND (CLASS C)       U.S. TREASURY INDEX
 05/93           $9,690                    $10,000                    $10,000                    $10,000
 05/93           $9,651                     $9,660                     $9,660                     $9,972
 11/93           $9,872                    $10,147                    $10,161                    $10,212
 05/94           $9,385                     $9,610                     $9,635                    $10,177
 11/94           $9,428                     $9,615                     $9,654                    $10,284
 05/95          $10,013                    $10,168                    $10,223                    $10,936
 11/95          $10,394                    $10,510                    $10,581                    $11,354
 05/96          $10,506                    $10,580                    $10,661                    $11,513
 11/96          $11,066                    $11,098                    $11,197                    $12,012
 05/97          $11,342                    $11,329                    $11,443                    $12,273
 11/97          $11,804                    $11,743                    $11,874                    $12,724
 05/98          $12,179                    $12,068                    $12,215                    $13,130
 11/98          $12,525                    $12,358                    $12,522                    $13,659
 05/99          $12,625                    $12,406                    $12,580                    $13,824
 11/99          $12,775                    $12,553                    $12,634                    $14,107
 05/00          $12,909                    $12,684                    $12,778                    $14,400
 11/00          $13,672                    $13,434                    $13,485                    $15,078

Past performance is no guarantee of future performance. The performance of Class Y will vary from the performance of the classes shown because of differences in sales charges and fees paid by shareholders investing in different classes.

------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 11/30/00
------------------------------------------------------

                                           6 Months     1 Year      5 Years   Inception(0)
       Before Deducting   CLASS A*           5.91%       7.02%       5.63%       4.64%
   Maximum Sales Charge   CLASS B**          5.45        6.54        4.76        3.97
                          CLASS C+           5.53        6.73        4.97        4.02
                          CLASS Y++          5.94        8.08        5.93        5.96

        After Deducting   CLASS A*           2.74        3.87        5.01        4.21
   Maximum Sales Charge   CLASS B**          2.45        3.54        4.76        3.97
                          CLASS C+           4.78        5.98        4.97        4.02

 Merrill Lynch 1-3 Year
    U.S. Treasury Index                      4.70        6.87        5.83        5.56

      Lipper Short U.S.
Government Funds Median                      4.56        6.53        5.20        5.00


Past performance is no guarantee of future performance. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of one year or less are cumulative. The performance data quoted assumes reinvestment of all dividends and capital gains.
Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.
(0) Inception: since commencement of issuance on May 3, 1993 for Classes A, B and C shares and October 20, 1995 for Class Y shares. Index and Lipper Median performance is shown as of inception of oldest share classes as of nearest month end: April 30, 1993.
* Maximum sales charge for Class A shares is 3% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 3% and is reduced to 0% after four years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

[SIDENOTE]
The graph depicts the performance of PaineWebber Low Duration U.S. Government Income Fund (Classes A, B and C) versus the Merrill Lynch 1-3 Year U.S. Treasury Index. It is important to note PaineWebber Low Duration U.S. Government Income Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

PAINEWEBBER INVESTMENT GRADE INCOME FUND


ANNUAL REPORT


PERFORMANCE AT A GLANCE

--------------------------------------------------------------------------------

Comparison of the change of a $10,000 investment in PaineWebber Investment Grade Income Fund (Class A) and the Lehman Brothers U.S. Credit Index,+ for the 10 years from November 30, 1990 through November 30, 2000.

                                    [GRAPH]

                      PAINEWEBBER INVESTMENT GRADE      LEHMAN BROTHERS U.S. CREDIT
                         INCOME FUND (CLASS A)                     INDEX
          11/90                 $9,596                            $10,000
          11/91                $11,148                            $11,639
          11/92                $12,306                            $12,827
          11/93                $14,123                            $14,568
          11/94                $13,277                            $13,963
          11/95                $15,793                            $16,932
          11/96                $16,793                            $18,026
          11/97                $18,453                            $19,391
          11/98                $19,628                            $21,218
          11/99                $19,311                            $20,978
          11/00                $19,784                            $22,394

As of October 10, 2000, Metropolitan West Asset Management, LLC assumed day-to-day management responsibilities of the Fund. Past performance is no guarantee of future performance. The performance of other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.
+Index name has been changed from Lehman Brothers Corporate Bond Index to Lehman Brothers U.S. Credit Index.

------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 11/30/00
------------------------------------------------------

                                         6 Months     1 Year      5 Years   Inception(0)
      Before Deducting  CLASS A*           3.99%       2.45%       4.61%       8.67%
  Maximum Sales Charge  CLASS B**          3.48        1.65        3.82        6.53
                        CLASS C+           3.73        2.04        4.09        5.48
                        Class Y++          4.15        2.62        N/A         1.67

       After Deducting  CLASS A*          -0.12       -1.60        3.75        8.39
  Maximum Sales Charge  CLASS B**         -1.52       -3.11        3.51        6.53
                        CLASS C+           2.98        1.32        4.09        5.48

  Lehman Brothers U.S.
          Credit Index                     7.13        6.74        5.74       10.23

 Lipper Corporate Debt
BBB-Rated Funds Median                     6.55        6.23        5.27        9.38

Past performance is no guarantee of future performance. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of one year or less are cumulative. The performance data quoted assumes reinvestment of all dividends and capital gains.
Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.
(0) Inception: since commencement of issuance on August 31, 1984 for Class A shares, July 1, 1991 for Class B shares, July 2, 1992 for Class C shares and February 20, 1998 for Class Y shares. Index and Lipper Median performance is shown as of inception of oldest share class: August 31, 1984.
* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual fund. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

[SIDENOTE]
The graph depicts the performance of PaineWebber Investment Grade Income Fund (Class A) versus the Lehman Brothers U.S. Credit Index. It is important to note PaineWebber Investment Grade Income Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ANNUAL REPORT


PAINEWEBBER HIGH INCOME FUND


PERFORMANCE AT A GLANCE

--------------------------------------------------------------------------------

Comparison of the change of a $10,000 investment in PaineWebber High Income Fund (Class A) and the Credit Suisse First Boston High Yield Bond Index for the 10 years from November 30, 1990 through November 30, 2000.

                                    [GRAPH]

                            PAINEWEBBER HIGH      CS FIRST BOSTON HIGH YIELD
                         INCOME FUND (CLASS A)             BOND INDEX
          11/90                  $9,606                     $10,000
          11/91                 $14,516                     $14,339
          11/92                 $17,854                     $16,662
          11/93                 $21,940                     $19,788
          11/94                 $19,921                     $19,634
          11/95                 $21,715                     $22,999
          11/96                 $25,309                     $25,683
          11/97                 $28,749                     $29,224
          11/98                 $27,468                     $29,730
          11/99                 $28,133                     $30,268
          11/00                 $20,167                     $28,466

As of October 10, 2000, Massachuetts Financial Services (MFS) Company assumed day-to-day management responsibilities of the Fund. Past performance is no guarantee of future performance. The performance of other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.

------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 11/30/00
------------------------------------------------------

                                         6 Months     1 Year      5 Years    Inception(0)
      Before Deducting   CLASS A*         -16.60%     -28.32%      -1.47%       6.71%
  Maximum Sales Charge   CLASS B**        -16.75      -28.76       -2.19        4.32
                         CLASS C+         -16.60      -28.51       -1.94        1.59
                         CLASS Y++        -16.32      -28.01        N/A       -13.10

      After Deducting    CLASS A*         -19.98      -31.24       -2.27        6.44
 Maximum Sales Charge    CLASS B**        -20.69      -31.96       -2.43        4.32
                         CLASS C+         -17.19      -28.98       -1.94        1.59

      CS First Boston
High Yield Bond Index                      -4.19       -5.95        4.36        N/A

  Lipper High Current
   Yield Funds Median                      -7.00       -8.82        3.52        8.77

Past performance is no guarantee of future performance. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of one year or less are cumulative. The performance data quoted assumes reinvestment of all dividends and capital gains.
Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.
(0) Inception: since commencement of issuance on August 31, 1984 for Class A shares, July 1, 1991 for Class B shares, July 2, 1992 for Class C shares and February 20, 1998 for Class Y shares. Index and Lipper Median performance is shown as of inception of oldest share class: August 31, 1984.
* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

[SIDENOTE]
The graph depicts the performance of PaineWebber High Income Fund (Class A) versus the Credit Suisse First Boston High Yield Bond Index. It is important to note PaineWebber High Income Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

PAINEWEBBER U.S. GOVERNMENT INCOME FUND, PAINEWEBBER LOW
DURATION U.S. GOVERNMENT INCOME FUND, PAINEWEBBER INVESTMENT
GRADE INCOME FUND, PAINEWEBBER HIGH INCOME FUND


ANNUAL REPORT


Dear Shareholder,                                             January 15, 2001

We are pleased to present you with the annual report for PaineWebber U.S. Government Income Fund, PaineWebber Low Duration U.S. Government Income Fund, PaineWebber Investment Grade Income Fund and PaineWebber High Income Fund, for the fiscal year ended November 30, 2000.


MARKET REVIEW
--------------------------------------------------------------------------------
[ICON] During the first half of 2000, economic growth roared toward potentially dangerous inflationary levels, prompting the Federal Reserve (the "Fed") to raise the Fed Funds rate to 6.5% in May. Rising oil prices also contributed to inflationary pressures during this time, but prices stabilized, economic growth slowed, and the Fed signaled in the fourth quarter that inflation was no longer a primary concern, and that an interest rate cut could be in the offing during the first half of 2001. That rate cut came sooner rather than later, and the Fed cut interest rates on January 3, 2001 by 0.50% after a rash of mostly negative economic news.

   During the 12-month period, the Lehman Brothers Aggregate Bond Index gained 9.06%, a marked improvement over the prior fiscal year during which the Index advanced just 1.88%. Investment-grade corporate bonds and mortgage-backed securities rose during the period. A notable exception to the strong year bonds had in general was the performance of the high-yield sector, which suffered large losses. With demand low, premiums were generally high. Just over $50 billion in new high-yield bonds were issued in 2000, half of the dollar amount of new issues in 1999. The high-yield default rate rose to more than 5% on an annualized basis, compared to 4.2% at year-end 1999. Concerns about a slowing economy and high energy prices also put pressure on the market. The CS First Boston High Yield Bond Index declined 5.95% during the year ended November 30, 2000. As the fiscal period and the year 2000 came to a close, credit quality was the watch-phrase in the bond investing community.

   The U.S. Treasury created history in January 2000 when it announced a $30 billion buyback for the year 2000, greatly reducing supply of the 30-year bond. This resulted in a drastic yield curve inversion, giving 10-year notes a higher yield than the long bond. Once interest rates leveled off in May, the yield curve began correcting itself and performance soared in other sectors, including investment-grade corporate bonds and mortgage-backed securities.

ANNUAL REPORT


PAINEWEBBER U.S. GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PORTFOLIO REVIEW

The U.S. Government Income Fund performed well, returning 8.41% for the year ended November 30, 2000.(1) The Fund's returns hovered around those of its Lipper peer group median, with class Y shares outperforming the median by 0.08%, and class A shares (before deducting sales charges) underperforming by just 0.26%.

   The Fund's above-index duration (a measure of a bond fund's sensitivity to interest rates) was a positive for the Fund especially in the latter part of the fiscal year as interest rates trended lower. The Fund also benefited strongly from its overweight of high-quality GNMA (U.S. Government National Mortgage Association) mortgages. However, performance was affected negatively by some of the Fund's lower quality positions as poor conditions persisted in this market.

FUND MERGER AND NEW FUND MANAGEMENT
--------------------------------------------------------------------------------

   On October 6, 2000, the board of trustees unanimously approved the submission to shareholders of the merger of the PaineWebber U.S. Government Income Fund into the PACE Government Securities Fixed Income Investments and a new interim sub-advisory contract with Pacific Investment Management Company who assumed the day-to-day portfolio management responsibilities of the Fund effective
October 10, 2000. The proposed merger was approved by shareholders at a meeting held in January 2001. The merger is expected to become effective in February 2001.

   More information about the proposed merger for the Fund and the new investment management arrangements and the related investment strategy changes is set out in the October 10, 2000 supplement to the prospectus dated March 31, 2000 and additional information has been provided to shareholders in proxy solicitation materials that were mailed in December 2000.

GOING FORWARD

   We expect the economy to continue to weaken and will extend duration to take advantage of falling rates. We will overweight short and longer maturity issues because we feel that intermediate bonds are too richly priced after their recent rally. We see a continued value in the mortgage sector as high credit quality and relatively high yields remain attractive. We will manage the portfolio to minimize the impact of prepayment risk if interest rates do not drop.

(1) Class A shares before the deduction of sales charges.

[SIDENOTE]
PAINEWEBBER U.S.
GOVERNMENT INCOME FUND

INVESTMENT GOAL:
High current income
consistent with
preservation of capital
and liquidity

PORTFOLIO
MANAGER/SUBADVISOR:
Scott Mather,
Pacific Investment
Management Company

COMMENCEMENT:
August 31, 1984 (Class A)
July 1, 1991 (Class B)
July 2, 1992 (Class C)
September 11, 1991 (Class Y)

DIVIDEND PAYMENTS:
Monthly

PAINEWEBBER U.S. GOVERNMENT INCOME FUND, PAINEWEBBER LOW
DURATION U.S. GOVERNMENT INCOME FUND, PAINEWEBBER INVESTMENT
GRADE INCOME FUND, PAINEWEBBER HIGH INCOME FUND


ANNUAL REPORT


PAINEWEBBER U.S. GOVERNMENT INCOME FUND--PORTFOLIO STATISTICS

CHARACTERISTICS*                             11/30/00            5/31/00
--------------------------------------------------------------------------------
Net Assets ($mm)                                $233.4             $240.3
Weighted Avg Maturity                        5.07 yrs.          10.0 yrs.
Weighted Avg Duration                        3.49 yrs.          5.28 yrs.
--------------------------------------------------------------------------------

SECTOR ALLOCATION*                      11/30/00                                              5/31/00
------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities                84.2%     Mortgage-Backed Securities                 65.0%
U.S. Government & Agency                  24.9      U.S. Government & Agency                   48.0
Commercial Paper                          15.2      Cash & Equivalents                          9.8
Asset Backed Securities                    5.8      Liabilities in Excess of Other Assets     -22.8
Cash & Equivalents                         1.4
Stripped Mortgage-Backed Securities        1.0
Municipal Security                         0.4
Liabilities in Excess of Other Assets    -32.9
------------------------------------------------------------------------------------------------------
Total                                    100.0      Total                                     100.0









* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT


PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PORTFOLIO REVIEW
    The Low Duration U.S. Government Income Fund outperformed its peer group median--Lipper Short U.S. Government Funds--before deduction of sales charges. The Fund's class A and class Y shares also outperformed their benchmark for the fiscal year (before deduction of sales charges) as measured by the Merrill Lynch 1-3 Year U.S. Treasury Index. Sector selection was a negative, but the Fund's combination of longer-than-index duration and broader-than-index maturity was a strong positive. In spite of their higher yield premiums, mortgages underperformed Treasurys because of increasing concern that the implied Federal guarantee of Fannie Mae (Federal National Mortgage Association) and Freddie Mac (Federal Home Loan Mortgage Corporation) would be rescinded. In anticipation of this possibility, there was a decline in the prices of mortgage pass-through securities and debt issued and guaranteed by these agencies. GNMAs were not adversely affected because they have the "full faith and credit" backing of the U.S. Government. In the latter part of the fiscal period, the Fund benefited from its overweight of high-quality mortgages, which added significantly to the yield of the portfolio and boosted returns.


FUND MERGER
--------------------------------------------------------------------------------

    On October 6, 2000, the board of trustees unanimously approved the submission to shareholders of the merger of the PaineWebber Low Duration U.S. Government Income Fund into the PACE Government Securities Fixed Income Investments. The proposed merger was approved by shareholders at a meeting held in January 2001. The merger is expected to become effective in February 2001.

   More information about the proposed merger for the Fund is set out in the October 10, 2000 supplement to the prospectus dated March 31, 2000 and additional information has been provided to shareholders in proxy solicitation materials that were mailed in December 2000.


GOING FORWARD

   We expect the economy to continue to weaken and will extend duration to take advantage of falling rates. We expect to overweight short and longer maturity issues because intermediates are too richly priced after their recent rally. We expect to emphasize mortgages and remain cautious on investment grade corporates which remain vulnerable to price erosion amid deteriorating credit quality. In our corporate holdings, we will focus on shorter maturity issues.

[SIDENOTE]
PAINEWEBBER LOW DURATION
U.S. GOVERNMENT INCOME FUND

INVESTMENT GOAL:
Highest level of income
that is consistent with
preservation of capital and
low NAV volatility

PORTFOLIO MANAGER/SUBADVISOR:
Scott Mather,
Pacific Investment
Management Company

COMMENCEMENT:
May 3, 1993 (Classes A, B
and C)
October 20, 1995 (Class Y)

DIVIDEND PAYMENTS:
Monthly

PAINEWEBBER U.S. GOVERNMENT INCOME FUND, PAINEWEBBER LOW
DURATION U.S. GOVERNMENT INCOME FUND, PAINEWEBBER INVESTMENT
GRADE INCOME FUND, PAINEWEBBER HIGH INCOME FUND


ANNUAL REPORT


PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND--PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

CHARACTERISTICS*                        11/30/00               5/31/00
--------------------------------------------------------------------------------
Net Assets ($mm)                          $181.1                $152.2
Weighted Avg Maturity                   2.95 yrs              1.88 yrs
Weighted Avg Duration                   1.51 yrs              1.60 yrs
Weighted Avg Coupon                        7.51%                 7.12%
-------------------------------------------------------------------------------

SECTOR ALLOCATION*                     11/30/00                                            5/31/00
---------------------------------------------------------------------------------------------------
Mortgage-Backed Securities               105.9%    Mortgage-Backed Securities               142.1%
Cash & Equivalents                        11.4     U.S. Government and Agency                19.0
U.S. Government and Agency                28.4     Asset Backed Securities                    1.5
Asset Backed Securities                    0.8     Cash & Equivalents                         7.2
Liabilities in Excess of Other Assets    -46.5     Commercial Paper                           0.1
                                                   Liabilities in Excess of Other Assets    -69.9
---------------------------------------------------------------------------------------------------
Total                                    100.0     Total                                    100.0







* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT


PAINEWEBBER INVESTMENT GRADE INCOME FUND
--------------------------------------------------------------------------------

PORTFOLIO REVIEW
    During the 12-month period ended November 30, 2000, the investment grade market, as measured by the Lehman Brothers U.S. Credit Index, experienced volatility, peaking in a summer 2000 rally. The Fund's A shares returned 2.45% for the fiscal period (before deduction of sales charges). Generally shaky market conditions, first brought on by the inverted yield curve on the heels of the Treasury's buyback of $30 billion of debt in January, combined with the default of three of the Fund's holdings, contributed to the Fund's underperformance compared to its Lipper peer group Median (Lipper Corporate Debt BBB-Rated Funds).

   The Fund's weighted average maturity dropped significantly during the 12-month period from 15.9 years to 8.9 years. Likewise, weighted average duration declined from 5.66 years to 3.65 years. The Fund's credit quality was improved substantially, with only 1.7% of the portfolio rated BB or lower at period-end compared to 21.7% six months ago. 17.1% of the Fund's holdings came from the finance/banking sector, one of the better performing sectors in 2000. We reduced the Fund's percentage of debt issued by the cable/media sector from 8.4% to 6.9% during the fiscal year, as it was one of the poorer performing sectors.


FUND MERGER AND NEW FUND MANAGEMENT
--------------------------------------------------------------------------------
   On October 6, 2000, the board of trustees unanimously approved the submission to shareholders of the merger of the PaineWebber Investment Grade Income Fund into the PACE Intermediate Fixed Income Investments and a new interim sub-advisory contract with Metropolitan West Asset Management, LLC who assumed the day-to-day portfolio management responsibilities of the Fund effective October 10, 2000. The proposed merger was approved by shareholders at a meeting held in January 2001. The merger is expected to become effective in February 2001.

   More information about the proposed merger for the Fund and the new investment management arrangements and the related investment strategy changes is set out in the October 10, 2000 supplement to the prospectus dated March 31, 2000 and additional information has been provided to shareholders in proxy solicitation materials that were mailed in December 2000.


GOING FORWARD

   As the period drew to a close, economic conditions that suggest further Fed easing of rates should help the corporate bond sector, although the prospects of rate decreases in government securities along the yield curve beyond two years appears limited. Credit quality will continue to be a concern, as default rates continue to climb. Emphasis, however, will remain on the corporate sector, where yield premiums relative to Treasurys continue to provide attractive relative value.

   We believe that the corporate investment-grade market will provide relative value in 2001, especially if the economy lands softly. An interest rate reduction and tax relief could combine to help keep the economy humming, albeit at a slower rate of growth than the last year.

[SIDENOTE]
PAINEWEBBER INVESTMENT
GRADE INCOME FUND

INVESTMENT GOAL:
High current income
consistent with preservation of capital
and liquidity

PORTFOLIO MANAGEMENT TEAM/SUBADVISOR:
Metropolitan West Asset Management, LLC

COMMENCEMENT:
August 31, 1984 (Class A)
July 1, 1991 (Class B)
July 2, 1992 (Class C)
February 20, 1998 (Class Y)

DIVIDEND PAYMENTS:
Monthly

PAINEWEBBER U.S. GOVERNMENT INCOME FUND, PAINEWEBBER LOW
DURATION U.S. GOVERNMENT INCOME FUND, PAINEWEBBER INVESTMENT
GRADE INCOME FUND, PAINEWEBBER HIGH INCOME FUND


ANNUAL REPORT


PAINEWEBBER INVESTMENT GRADE INCOME FUND--PORTFOLIO STATISTICS

CHARACTERISTICS*                           11/30/00             5/31/00
--------------------------------------------------------------------------------
Net Assets ($mm)                             $214.0              $235.0
Weighted Avg Maturity                      8.94 yrs           16.90 yrs
Weighted Avg Duration                      3.65 yrs            5.55 yrs
--------------------------------------------------------------------------------

CREDIT QUALITY*                            11/30/00             5/31/00
--------------------------------------------------------------------------------
Cash & Equivalents                             28.5%              11.0%
AAA                                             5.4               23.2
AA                                             13.5                1.4
A                                              25.3               18.1
BBB                                            25.6               24.6
BB                                              1.7               15.7
B                                                --                4.7
Below B                                          --                1.3
--------------------------------------------------------------------------------
TOTAL                                         100.0              100.0

TOP FIVE SECTORS*                  11/30/00                                     5/31/00
----------------------------------------------------------------------------------------
Commercial Paper                     17.7%    Finance/Banking                    14.5%
Finance/Banking                      17.1     Mortgage-Backed Securities         14.1
U.S. Government and Agency           11.1     Yankee                             11.6
Cable/Media                           6.9     U.S. Government and Agency         11.0
Yankee                                5.4     Cable/Media                         7.8
----------------------------------------------------------------------------------------
Total                                58.2     Total                              59.0





* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT


PAINEWEBBER HIGH INCOME FUND
--------------------------------------------------------------------------------

PORTFOLIO REVIEW

    Conditions in the high-yield market proved to be difficult during the period. Plagued by a growing number of credit defaults, volatile equity markets, lack of interest from buyers, coupled with the Fed's posture on interest rates, the high-yield market and the PaineWebber High Income Fund suffered large losses. Difficult market conditions exacerbated the weak performance of credits with deteriorating fundamentals.

   During the period, the Fund shed a portion of its issues rated CCC and lower in an attempt to improve the credit quality of the overall portfolio--reducing it to 3.4% from 5.1% six months ago.

   As of November 30, 2000, the Fund held approximately 9.5% cash and is positioned to deploy funds and improve portfolio diversification as opportunities present themselves. We find it prudent to maintain an above normal level of liquidity at this time. Looking forward, holdings will be oriented toward larger, more liquid credits with strong and improving fundamentals. The Fund is positioned with a bias toward more defensive credits and sectors and maintains an overweight position in gaming, energy and media/telecommunications. The Fund is underweight cyclicals such as metals/mining and paper/forest products.


NEW FUND MANAGEMENT
--------------------------------------------------------------------------------

   On October 6, 2000, the board of trustees for the Fund terminated the existing Investment Advisory and Administration Contract with Mitchell Hutchins and approved new investment management arrangements that became effective on October 10, 2000, including a new interim sub-advisory contract with Massachusetts Financial Services (MFS) Company who assumed the day-to-day portfolio management responsibilities of the Fund effective October 10, 2000.

   More information about the new investment management arrangements and the related investment strategy changes is set out in the October 10, 2000 supplement to the prospectus dated March 31, 2000 and additional information has been provided to shareholders in proxy solicitation materials that were mailed in January 2001.

[SIDENOTE]
PAINEWEBBER HIGH INCOME FUND

INVESTMENT GOAL:
High income

PORTFOLIO MANAGERS/SUBADVISOR:
Robert J. Manning
John F. Addeo
Massachusetts Financial Services (MFS) Company

COMMENCEMENT:
August 31, 1984 (Class A)
July 1, 1991 (Class B)
July 2, 1992 (Class C)
February 20, 1998 (Class Y)

DIVIDEND PAYMENTS:
Monthly

PAINEWEBBER U.S. GOVERNMENT INCOME FUND, PAINEWEBBER LOW
DURATION U.S. GOVERNMENT INCOME FUND, PAINEWEBBER INVESTMENT
GRADE INCOME FUND, PAINEWEBBER HIGH INCOME FUND


ANNUAL REPORT



GOING FORWARD

   The Fund is currently in a transition phase that will ultimately result in a portfolio structure consistent with the investment philosophy of the MFS High Yield Group. Significant changes to the portfolio composition include increased diversification and a more measured approach to credit risk through a rigorous fundamental approach to credit selection. Additionally, a program was undertaken to reduce equity and non-income generating holdings in the Fund.

   Going forward, the portfolio structure is expected to result in relatively reduced volatility. While we believe significant progress has been made to date, a number of holdings remain in the Fund that we will aim to eliminate at reasonable prices.

   Our current outlook for the high-yield market is cautiously optimistic. While economic conditions continue to soften and fundamentals for many high-yield companies exhibit further deterioration, we believe that current high-yield spreads fairly compensate long-term investors for near term uncertainty. While the Fed's change in interest rate policy is viewed positively, its impact on high-yield credit fundamentals is viewed as largely immaterial over the very near term. More important is the potential boost it gives to consumer confidence and the potential impact it may have on reducing uncertainty in the capital markets going forward.

ANNUAL REPORT


PAINEWEBBER HIGH INCOME FUND--PORTFOLIO STATISTICS

CHARACTERISTICS*                             11/30/00              5/31/00
--------------------------------------------------------------------------------
Net Assets ($mm)                               $167.1               $268.1
Weighted Avg Duration                        3.96 yrs             4.82 yrs
Weighted Avg Maturity                        7.78 yrs             7.81 yrs
--------------------------------------------------------------------------------

CREDIT QUALITY*                              11/30/00              5/31/00
--------------------------------------------------------------------------------
Cash & Equivalents                                9.5%                9.2%
BB & Higher                                      26.3                21.5
B                                                44.9                47.3
CCC & Lower                                       3.4                 5.1
Non-Rated                                        10.9                10.6
Equity/Preferred                                  5.0                 6.3
--------------------------------------------------------------------------------
Total                                           100.0               100.0

TOP FIVE SECTORS*                  11/30/00                                     5/31/00
----------------------------------------------------------------------------------------
Communications (fixed)               12.5%    Communications (fixed)             22.6%
Cable                                 9.9     Cable                              11.7
Service                               6.7     Service                             7.0
Energy                                5.9     Energy                              5.8
Hotels/Gaming                         4.2     Retail                              4.5
----------------------------------------------------------------------------------------
Total                                39.2     Total                              51.6









* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER U.S. GOVERNMENT INCOME FUND, PAINEWEBBER LOW
DURATION U.S. GOVERNMENT INCOME FUND, PAINEWEBBER INVESTMENT
GRADE INCOME FUND, PAINEWEBBER HIGH INCOME FUND


ANNUAL REPORT



Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW on PaineWebber U.S. Government Income Fund, PaineWebber Low Duration U.S. Government Income Fund, PaineWebber Investment Grade Income Fund and PaineWebber High Income Fund, or another fund in the PaineWebber Family of Funds,(2) please contact your Financial Advisor. For additional information, visit us at www.painewebber.com.

Sincerely,


/s/ Brian M. Storms


BRIAN M. STORMS
President and
Chief Executive Officer
Mitchell Hutchins Asset
Management Inc.


ROBERT J. MANNING
Massachusetts Financial Services
(MFS) Company
Portfolio Manager, PaineWebber
High Income Fund


SCOTT MATHER
Pacific Investment Management
Company
Portfolio Manager, PaineWebber
Low Duration U.S. Government
Income Fund, PaineWebber U.S.
Government Income Fund


JOHN F. ADDEO
Massachusetts Financial Services
(MFS) Company
Portfolio Manager, PaineWebber
High Income Fund


Metropolitan West Asset
Management
Portfolio Management Team
PaineWebber Investment Grade
Income Fund


    This letter is intended to assist shareholders in understanding how the funds performed during the fiscal year ended November 30, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

(2) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER U.S. GOVERNMENT INCOME FUND

PERFORMANCE RESULTS(UNAUDITED)

                                           NET ASSET VALUE                                 TOTAL RETURN(1)
                              ---------------------------------------------     -----------------------------------
                                                                                 12 MONTHS             6 MONTHS
                                  11/30/00        05/31/00        11/30/99      ENDED 11/30/00       ENDED 11/30/00
---------------------------------------------------------------------------------------------------------------------------
Class A Shares                     $8.67           $8.34            $8.51           8.41%             7.24%
---------------------------------------------------------------------------------------------------------------------------
Class B Shares                      8.67            8.34             8.51           7.51              6.78
---------------------------------------------------------------------------------------------------------------------------
Class C Shares                      8.66            8.33             8.50           7.84              6.96
---------------------------------------------------------------------------------------------------------------------------


PERFORMANCE SUMMARY CLASS A SHARES

                                     NET ASSET VALUE
                              ---------------------------        CAPITAL GAINS
PERIOD COVERED                BEGINNING            ENDING         DISTRIBUTED      DIVIDENDS PAID(2)    TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
08/31/84-12/31/84                $  9.57         $  9.78                --             $0.3515              5.95%
---------------------------------------------------------------------------------------------------------------------------
1985                                9.78           10.32                --              1.2600             19.79
---------------------------------------------------------------------------------------------------------------------------
1986                               10.32           10.21           $0.0053              1.1924             11.18
---------------------------------------------------------------------------------------------------------------------------
1987                               10.21            9.34            0.0027              0.9160              0.59
---------------------------------------------------------------------------------------------------------------------------
1988                                9.34            9.18                --              0.8718              7.83
---------------------------------------------------------------------------------------------------------------------------
1989                                9.18            9.49                --              0.7994             12.58
---------------------------------------------------------------------------------------------------------------------------
1990                                9.49            9.57                --              0.7883              9.67
---------------------------------------------------------------------------------------------------------------------------
1991                                9.57           10.18                --              0.7683             14.89
---------------------------------------------------------------------------------------------------------------------------
1992                               10.18           10.05                --              0.7372              6.37
---------------------------------------------------------------------------------------------------------------------------
1993                               10.05           10.03                --              0.6590              6.48
---------------------------------------------------------------------------------------------------------------------------
1994                               10.03            8.40                --              0.6014            (10.51)
---------------------------------------------------------------------------------------------------------------------------
1995                                8.40            9.21                --              0.5807             17.04
---------------------------------------------------------------------------------------------------------------------------
1996                                9.21            8.74                --              0.5454              0.98
---------------------------------------------------------------------------------------------------------------------------
1997                                8.74            9.00                --              0.5355              9.44
---------------------------------------------------------------------------------------------------------------------------
1998                                9.00            9.18                --              0.5128              7.91
---------------------------------------------------------------------------------------------------------------------------
1999                                9.18            8.42                --              0.4966             (2.91)
---------------------------------------------------------------------------------------------------------------------------
01/01/00-11/30/00                   8.42            8.67                --              0.4740              8.88
---------------------------------------------------------------------------------------------------------------------------
                                                       Total:      $0.0080            $12.1349
---------------------------------------------------------------------------------------------------------------------------
                                                                CUMULATIVE TOTAL RETURN AS OF 11/30/00:   224.62%
---------------------------------------------------------------------------------------------------------------------------


PERFORMANCE SUMMARY CLASS B SHARES


                                      NET ASSET VALUE
                              ---------------------------        CAPITAL GAINS
PERIOD COVERED                BEGINNING            ENDING         DISTRIBUTED      DIVIDENDS PAID       TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
07/01/91-12/31/91                $  9.59         $ 10.19                --            $ 0.3535             10.09%
---------------------------------------------------------------------------------------------------------------------------
1992                               10.19           10.05                --              0.6599              5.31
---------------------------------------------------------------------------------------------------------------------------
1993                               10.05           10.04                --              0.5821              5.78
---------------------------------------------------------------------------------------------------------------------------
1994                               10.04            8.40                --              0.5317            (11.28)
---------------------------------------------------------------------------------------------------------------------------
1995                                8.40            9.21                --              0.5119             16.14
---------------------------------------------------------------------------------------------------------------------------
1996                                9.21            8.74                --              0.4789              0.22
---------------------------------------------------------------------------------------------------------------------------
1997                                8.74            9.00                --              0.4687              8.61
---------------------------------------------------------------------------------------------------------------------------
1998                                9.00            9.18                --              0.4379              7.03
---------------------------------------------------------------------------------------------------------------------------
1999                                9.18            8.42                --              0.4263             (3.69)
---------------------------------------------------------------------------------------------------------------------------
01/01/00-11/30/00                   8.42            8.67                --              0.4106              8.07
---------------------------------------------------------------------------------------------------------------------------
                                                       Totals:     $0.0000            $ 4.9001
---------------------------------------------------------------------------------------------------------------------------
                                                                CUMULATIVE TOTAL RETURN AS OF 11/30/00:    57.46%
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods less than one year has not been annualized.

(2)  Certain distributions may contain short-term capital gains.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER U.S. GOVERNMENT INCOME FUND

PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                                      NET ASSET VALUE
                              ----------------------------       CAPITAL GAINS
PERIOD COVERED                BEGINNING            ENDING         DISTRIBUTED      DIVIDENDS PAID       TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
07/02/92-12/31/92               $10.13            $10.05                --           $0.3281             2.16%
---------------------------------------------------------------------------------------------------------------------------
1993                             10.05             10.02                --            0.6089             5.85
---------------------------------------------------------------------------------------------------------------------------
1994                             10.02              8.39                --            0.5557           (10.97)
---------------------------------------------------------------------------------------------------------------------------
1995                              8.39              9.20                --            0.5345            16.46
---------------------------------------------------------------------------------------------------------------------------
1996                              9.20              8.73                --            0.5008             0.47
---------------------------------------------------------------------------------------------------------------------------
1997                              8.73              8.99                --            0.4910             8.90
---------------------------------------------------------------------------------------------------------------------------
1998                              8.99              9.17                --            0.4660             7.36
---------------------------------------------------------------------------------------------------------------------------
1999                              9.17              8.41                --            0.4513            (3.42)
---------------------------------------------------------------------------------------------------------------------------
01/01/00-11/30/00                 8.41              8.66                --            0.4334             8.37
---------------------------------------------------------------------------------------------------------------------------
                                                       Totals:     $0.0000           $4.4103
---------------------------------------------------------------------------------------------------------------------------
                                                               CUMULATIVE TOTAL RETURN AS OF 11/30/00:  37.85%
---------------------------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN(1)


                                                % RETURN WITHOUT DEDUCTING          % RETURN AFTER DEDUCTING
                                                   MAXIMUM SALES CHARGE               MAXIMUM SALES CHARGE
                                                ----------------------------        --------------------------
                                                           CLASS                              CLASS
                                                ----------------------------        --------------------------
                                                 A*         B**        C***         A*         B**        C***
---------------------------------------------------------------------------------------------------------------------------
Twelve Months Ended 12/31/00                    10.80%     9.90%      10.24%       6.38%      4.90%       9.49%
---------------------------------------------------------------------------------------------------------------------------
Five Years Ended 12/31/00                        5.11      4.28        4.57        4.26       3.96        4.57
---------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 12/31/00                         5.75       N/A         N/A        5.31        N/A         N/A
---------------------------------------------------------------------------------------------------------------------------
Commencement of Operations Through 12/31/00+     7.58      5.08        4.05        7.31       5.08        4.05
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total Investment return for periods less than one year has not been annualized.

* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of issuance dates are August 31, 1984, July 1, 1991 and July 2, 1992 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the twelve months ended November 30, 2000 and since inception, September 11, 1991 through November 30, 2000, Class Y shares have a total return of 8.75% and 61.94%, respectively. For the twelve months and five years ended December 31, 2000 and for the period since inception through December 31, 2000, Class Y shares have an average annual total return of 11.15%, 5.42% and 5.51%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND


PERFORMANCE RESULTS(UNAUDITED)


                                              NET ASSET VALUE                           TOTAL RETURN(1)
                                  -------------------------------------       ----------------------------------
                                                                                  12 MONTHS          6 MONTHS
                                  11/30/00      05/31/00      11/30/99        ENDED 11/30/00      ENDED 11/30/00
---------------------------------------------------------------------------------------------------------------------------
Class A Shares                     $2.33         $2.27          $2.31             7.02%             5.91%
---------------------------------------------------------------------------------------------------------------------------
Class B Shares                      2.33          2.27           2.30             6.54              5.45
---------------------------------------------------------------------------------------------------------------------------
Class C Shares                      2.33          2.27           2.30             6.73              5.53
---------------------------------------------------------------------------------------------------------------------------


PERFORMANCE SUMMARY CLASS A SHARES


                                   NET ASSET VALUE
                              -----------------------        CAPITAL GAINS
PERIOD COVERED                BEGINNING        ENDING         DISTRIBUTED      DIVIDENDS PAID      TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
05/03/93-12/31/93                  $2.50           $2.48             --           $0.0812             2.48%
---------------------------------------------------------------------------------------------------------------------------
1994                                2.48            2.25             --            0.1217            (4.39)
---------------------------------------------------------------------------------------------------------------------------
1995                                2.25            2.35             --            0.1357            10.75
---------------------------------------------------------------------------------------------------------------------------
1996                                2.35            2.34             --            0.1360             5.57
---------------------------------------------------------------------------------------------------------------------------
1997                                2.34            2.37             --            0.1307             7.05
---------------------------------------------------------------------------------------------------------------------------
1998                                2.37            2.39             --            0.1272             6.36
---------------------------------------------------------------------------------------------------------------------------
1999                                2.39            2.30             --            0.1173             1.19
---------------------------------------------------------------------------------------------------------------------------
01/01/00-11/30/00                   2.30            2.33             --            0.1239             6.91
---------------------------------------------------------------------------------------------------------------------------
                                                  Totals:       $0.0000           $0.9737
---------------------------------------------------------------------------------------------------------------------------
                                                         CUMULATIVE TOTAL RETURN AS OF 11/30/00:     41.09%
---------------------------------------------------------------------------------------------------------------------------


PERFORMANCE SUMMARY CLASS B SHARES


                                   NET ASSET VALUE
                              -----------------------        CAPITAL GAINS
PERIOD COVERED                BEGINNING        ENDING         DISTRIBUTED      DIVIDENDS PAID        TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
05/03/93-12/31/93                  $2.50           $2.48           --               $0.0687            1.97%
---------------------------------------------------------------------------------------------------------------------------
1994                                2.48            2.25           --                0.1034           (5.14)
---------------------------------------------------------------------------------------------------------------------------
1995                                2.25            2.35           --                0.1157            9.79
---------------------------------------------------------------------------------------------------------------------------
1996                                2.35            2.34           --                0.1171            4.72
---------------------------------------------------------------------------------------------------------------------------
1997                                2.34            2.37           --                0.1115            6.19
---------------------------------------------------------------------------------------------------------------------------
1998                                2.37            2.38           --                0.1077            5.06
---------------------------------------------------------------------------------------------------------------------------
1999                                2.38            2.29           --                0.0978            0.38
---------------------------------------------------------------------------------------------------------------------------
01/01/00-11/30/00                   2.29            2.33           --                0.1054            6.52
---------------------------------------------------------------------------------------------------------------------------
                                                  Totals:     $0.0000               $0.8273
---------------------------------------------------------------------------------------------------------------------------
                                                         CUMULATIVE TOTAL RETURN AS OF 11/30/00:      34.34%
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND


PERFORMANCE RESULTS(UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE
                              ------------------------       CAPITAL GAINS
PERIOD COVERED                BEGINNING        ENDING         DISTRIBUTED      DIVIDENDS PAID        TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
05/03/93-12/31/93               $2.50           $2.48             --              $0.0730              2.14%
---------------------------------------------------------------------------------------------------------------------------
1994                             2.48            2.25             --               0.1094             (4.89)
---------------------------------------------------------------------------------------------------------------------------
1995                             2.25            2.35             --               0.1217             10.09
---------------------------------------------------------------------------------------------------------------------------
1996                             2.35            2.34             --               0.1221              4.94
---------------------------------------------------------------------------------------------------------------------------
1997                             2.34            2.37             --               0.1167              6.43
---------------------------------------------------------------------------------------------------------------------------
1998                             2.37            2.38             --               0.1124              5.27
---------------------------------------------------------------------------------------------------------------------------
1999                             2.38            2.29             --               0.1022              0.52
---------------------------------------------------------------------------------------------------------------------------
01/01/00-11/30/00                2.29            2.33             --               0.1091              6.69
---------------------------------------------------------------------------------------------------------------------------
                                                  Totals:    $0.0000              $0.8666
---------------------------------------------------------------------------------------------------------------------------
                                                         CUMULATIVE TOTAL RETURN AS OF 11/30/00:      34.85%
---------------------------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN(1)


                                                % RETURN WITHOUT DEDUCTING          % RETURN AFTER DEDUCTING
                                                   MAXIMUM SALES CHARGE               MAXIMUM SALES CHARGE
                                                ----------------------------        --------------------------
                                                           CLASS                              CLASS
                                                ----------------------------        --------------------------
                                                 A*         B**        C***         A*         B**        C***
---------------------------------------------------------------------------------------------------------------------------
Twelve Months Ended 12/31/00                     7.43%      6.97%       7.16%      4.26%       3.97%       6.41%
---------------------------------------------------------------------------------------------------------------------------
Five Years Ended 12/31/00                        5.49       4.63        4.84       4.88        4.63        4.84
---------------------------------------------------------------------------------------------------------------------------
Commencement of Operations Through 12/31/00+     4.66       3.99        4.03       4.23        3.99        4.03
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods less than one year has not been annualized.

* Maximum sales charge for Class A shares is 3% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 3% and is reduced to 0% after 4 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of operations is May 3, 1993 for Class A, Class B and Class C shares.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the twelve months ended November 30, 2000 and since inception, October 20, 1995 through November 30, 2000, Class Y shares have a total return of 8.08% and 34.51%, respectively. For the twelve months and five years ended December 31, 2000 and for the period since inception through December 31, 2000, Class Y shares have an average annual total return of 8.48%, 5.79% and 5.96%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER INVESTMENT GRADE INCOME FUND


PERFORMANCE RESULTS(UNAUDITED)


                                           NET ASSET VALUE                               TOTAL RETURN(1)
                              ------------------------------------------       -----------------------------------
                                                                                 12 MONTHS            6 MONTHS
                              11/30/00        05/31/00         11/30/99        ENDED 11/30/00       ENDED 11/30/00
---------------------------------------------------------------------------------------------------------------------------
Class A Shares                 $9.48          $9.46            $9.95             2.45%              3.99%
---------------------------------------------------------------------------------------------------------------------------
Class B Shares                  9.47           9.46             9.94             1.65               3.48
---------------------------------------------------------------------------------------------------------------------------
Class C Shares                  9.48           9.46             9.94             2.04               3.73
---------------------------------------------------------------------------------------------------------------------------


PERFORMANCE SUMMARY CLASS A SHARES


                                   NET ASSET VALUE
                              ------------------------       CAPITAL GAINS
PERIOD COVERED                BEGINNING        ENDING         DISTRIBUTED      DIVIDENDS PAID        TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
08/31/84-12/31/84              $  9.57         $  9.77              --          $ 0.3549              5.88%
---------------------------------------------------------------------------------------------------------------------------
1985                              9.77           10.52              --            1.3080             22.76
---------------------------------------------------------------------------------------------------------------------------
1986                             10.52           10.75         $0.0125            1.2060             14.47
---------------------------------------------------------------------------------------------------------------------------
1987                             10.75            9.55          0.0279            0.9846             (1.51)
---------------------------------------------------------------------------------------------------------------------------
1988                              9.55            9.51              --            0.8603              8.88
---------------------------------------------------------------------------------------------------------------------------
1989                              9.51            9.77              --            0.8363             11.98
---------------------------------------------------------------------------------------------------------------------------
1990                              9.77            9.54              --            0.8284              6.47
---------------------------------------------------------------------------------------------------------------------------
1991                              9.54           10.42              --            0.8180             18.56
---------------------------------------------------------------------------------------------------------------------------
1992                             10.42           10.50              --            0.8081              8.87
---------------------------------------------------------------------------------------------------------------------------
1993                             10.50           11.08              --            0.7920             13.35
---------------------------------------------------------------------------------------------------------------------------
1994                             11.08            9.70              --            0.7659             (5.59)
---------------------------------------------------------------------------------------------------------------------------
1995                              9.70           10.79              --            0.7525             19.61
---------------------------------------------------------------------------------------------------------------------------
1996                             10.79           10.46              --            0.7287              3.98
---------------------------------------------------------------------------------------------------------------------------
1997                             10.46           10.92              --            0.7403             11.93
---------------------------------------------------------------------------------------------------------------------------
1998                             10.92           10.72              --            0.7104              4.77
---------------------------------------------------------------------------------------------------------------------------
1999                             10.72            9.87              --            0.6734             (1.66)
---------------------------------------------------------------------------------------------------------------------------
01/01/00-11/30/00                 9.87            9.48              --            0.6323              2.53%
---------------------------------------------------------------------------------------------------------------------------
                                                    Totals:    $0.0404          $13.8001
---------------------------------------------------------------------------------------------------------------------------
                                                         CUMULATIVE TOTAL RETURN AS OF 11/30/00:    286.40%
---------------------------------------------------------------------------------------------------------------------------


PERFORMANCE SUMMARY CLASS B SHARES


                                   NET ASSET VALUE
                              -----------------------        CAPITAL GAINS
PERIOD COVERED                BEGINNING        ENDING         DISTRIBUTED      DIVIDENDS PAID        TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
07/01/91-12/31/91              $  9.79           $10.41              --           $0.3795             10.39%
---------------------------------------------------------------------------------------------------------------------------
1992                             10.41            10.49              --            0.7623              8.05
---------------------------------------------------------------------------------------------------------------------------
1993                             10.49            11.08              --            0.7101             12.63
---------------------------------------------------------------------------------------------------------------------------
1994                             11.08             9.70              --            0.6894             (6.30)
---------------------------------------------------------------------------------------------------------------------------
1995                              9.70            10.79              --            0.6742             18.74
---------------------------------------------------------------------------------------------------------------------------
1996                             10.79            10.45              --            0.6510              3.12
---------------------------------------------------------------------------------------------------------------------------
1997                             10.45            10.92              --            0.6602             11.20
---------------------------------------------------------------------------------------------------------------------------
1998                             10.92            10.71              --            0.6280              3.88
---------------------------------------------------------------------------------------------------------------------------
1999                             10.71             9.86              --            0.5951             (2.42)
---------------------------------------------------------------------------------------------------------------------------
01/01/00-11/30/00                 9.86             9.47              --            0.5644              1.81%
---------------------------------------------------------------------------------------------------------------------------
                                                   Totals:      $0.0000           $6.3142
---------------------------------------------------------------------------------------------------------------------------
                                                     CUMULATIVE TOTAL RETURN AS OF 11/30/00:          81.47%
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER INVESTMENT GRADE INCOME FUND


PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES


                                     NET ASSET VALUE
                                -----------------------        CAPITAL GAINS
PERIOD COVERED                  BEGINNING        ENDING         DISTRIBUTED       DIVIDENDS PAID        TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
07/02/92-12/31/92              $10.48            $10.50               --             $0.3377              3.44%
---------------------------------------------------------------------------------------------------------------------------
1993                            10.50             11.08               --              0.7383             12.80
---------------------------------------------------------------------------------------------------------------------------
1994                            11.08              9.70               --              0.7022             (6.07)
---------------------------------------------------------------------------------------------------------------------------
1995                             9.70             10.79               --              0.6999             19.03
---------------------------------------------------------------------------------------------------------------------------
1996                            10.79             10.46               --              0.6764              3.46
---------------------------------------------------------------------------------------------------------------------------
1997                            10.46             10.92               --              0.6872             11.37
---------------------------------------------------------------------------------------------------------------------------
1998                            10.92             10.72               --              0.6568              4.25
---------------------------------------------------------------------------------------------------------------------------
1999                            10.72              9.87               --              0.6230             (2.14)
---------------------------------------------------------------------------------------------------------------------------
01/01/00-11/30/00                9.87              9.48               --              0.5886              2.07%
---------------------------------------------------------------------------------------------------------------------------
                                                      Totals:    $0.0000             $5.7101
---------------------------------------------------------------------------------------------------------------------------
                                                           CUMULATIVE TOTAL RETURN AS OF 11/30/00:       56.67%
---------------------------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN(1)


                                                % RETURN WITHOUT DEDUCTING          % RETURN AFTER DEDUCTING
                                                   MAXIMUM SALES CHARGE               MAXIMUM SALES CHARGE
                                                ----------------------------        --------------------------
                                                           CLASS                              CLASS
                                                ----------------------------        --------------------------
                                                 A*         B**        C***         A*         B**        C***
---------------------------------------------------------------------------------------------------------------------------
Twelve Months Ended 12/31/00                     3.49%      2.81%     2.98%      (0.64)%     (2.02)%      2.26%
---------------------------------------------------------------------------------------------------------------------------
Five Years Ended 12/31/00                        4.41       3.63      3.90        3.56        3.32        3.90
---------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 12/31/00                         7.44        N/A       N/A        7.00         N/A         N/A
---------------------------------------------------------------------------------------------------------------------------
Commencement of Operations Through 12/31/00+     8.68       6.57      5.53        8.41        6.57        5.53
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods less than one year has not been annualized.

* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of issuance dates are August 31, 1984, July 1, 1991 and July 2, 1992 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the twelve months ended November 30, 2000 and since inception, February 20, 1998 through November 30, 2000, Class Y shares have a total return of 2.62% and 4.71%, respectively. For the twelve months ended December 31, 2000 and for the period since inception through December 31, 2000, Class Y shares have an average annual total return of 3.94% and 2.02%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER HIGH INCOME FUND


PERFORMANCE RESULTS(UNAUDITED)


                                            NET ASSET VALUE                                TOTAL RETURN(1)
                              ------------------------------------------       -----------------------------------
                                                                                  12 MONTHS            6 MONTHS
                              11/30/00        05/31/00         11/30/99        ENDED 11/30/00       ENDED 11/30/00
---------------------------------------------------------------------------------------------------------------------------
Class A Shares                   $3.90         $4.97           $6.12           (28.32)%             (16.60)%
---------------------------------------------------------------------------------------------------------------------------
Class B Shares                    3.90          4.96            6.11           (28.76)              (16.75)
---------------------------------------------------------------------------------------------------------------------------
Class C Shares                    3.91          4.97            6.12           (28.51)              (16.60)
---------------------------------------------------------------------------------------------------------------------------


PERFORMANCE SUMMARY CLASS A SHARES


                                    NET ASSET VALUE
                              ------------------------       CAPITAL GAINS
PERIOD COVERED                BEGINNING        ENDING         DISTRIBUTED      DIVIDENDS PAID(2)       TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
08/31/84-12/31/84              $  9.57        $  9.80          $0.0100          $ 0.3717               6.46%
---------------------------------------------------------------------------------------------------------------------------
1985                              9.80          10.38               --            1.4080              21.67
---------------------------------------------------------------------------------------------------------------------------
1986                             10.38          10.36           0.0250            1.4160              14.27
---------------------------------------------------------------------------------------------------------------------------
1987                             10.36           8.88           0.0475            1.3010              (1.98)
---------------------------------------------------------------------------------------------------------------------------
1988                              8.88           8.44               --            1.2317               9.13
---------------------------------------------------------------------------------------------------------------------------
1989                              8.44           7.26               --            1.0687              (1.83)
---------------------------------------------------------------------------------------------------------------------------
1990                              7.26           5.70               --            0.9744              (8.53)
---------------------------------------------------------------------------------------------------------------------------
1991                              5.70           7.23               --            1.0159              47.02
---------------------------------------------------------------------------------------------------------------------------
1992                              7.23           7.93               --            0.9698              24.06
---------------------------------------------------------------------------------------------------------------------------
1993                              7.93           8.77               --            0.8894              22.74
---------------------------------------------------------------------------------------------------------------------------
1994                              8.77           6.96               --            0.8576             (11.69)
---------------------------------------------------------------------------------------------------------------------------
1995                              6.96           6.92               --            0.7879              10.96
---------------------------------------------------------------------------------------------------------------------------
1996                              6.92           7.39               --            0.7001             17.73
---------------------------------------------------------------------------------------------------------------------------
1997                              7.39           7.64               --            0.6727             12.98
---------------------------------------------------------------------------------------------------------------------------
1998                              7.64           6.54               --            0.6627             (6.22)
---------------------------------------------------------------------------------------------------------------------------
1999                              6.54           6.37               --            0.6975              8.55
---------------------------------------------------------------------------------------------------------------------------
01/01/00-11/30/00                 6.37           3.90               --            0.5396            (31.92)
---------------------------------------------------------------------------------------------------------------------------
                                                     Totals:   $0.0825          $15.5647
---------------------------------------------------------------------------------------------------------------------------
                                                        CUMULATIVE TOTAL RETURN AS OF 11/30/00:     187.53%
---------------------------------------------------------------------------------------------------------------------------


PERFORMANCE SUMMARY CLASS B SHARES


                                   NET ASSET VALUE
                              ------------------------       CAPITAL GAINS
PERIOD COVERED                BEGINNING        ENDING         DISTRIBUTED      DIVIDENDS PAID        TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
07/01/91-12/31/91               $6.85          $7.22                --             $0.4960             12.92%
---------------------------------------------------------------------------------------------------------------------------
1992                             7.22           7.92                --              0.9037             23.07
---------------------------------------------------------------------------------------------------------------------------
1993                             7.92           8.77                --              0.8237             21.97
---------------------------------------------------------------------------------------------------------------------------
1994                             8.77           6.96                --              0.7969            (12.34)
---------------------------------------------------------------------------------------------------------------------------
1995                             6.96           6.92                --              0.7344             10.15
---------------------------------------------------------------------------------------------------------------------------
1996                             6.92           7.38                --              0.6466             16.70
---------------------------------------------------------------------------------------------------------------------------
1997                             7.38           7.64                --              0.6163             12.31
---------------------------------------------------------------------------------------------------------------------------
1998                             7.64           6.53                --              0.6071             (7.06)
---------------------------------------------------------------------------------------------------------------------------
1999                             6.53           6.36                --              0.6473              7.71
---------------------------------------------------------------------------------------------------------------------------
01/01/00-11/30/00                6.36           3.90                --              0.5030            (32.29)
---------------------------------------------------------------------------------------------------------------------------
                                                    Totals:    $0.0000             $6.7750
---------------------------------------------------------------------------------------------------------------------------
                                                         CUMULATIVE TOTAL RETURN AS OF 11/30/00:       48.97%
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods less than one year has not been annualized.

(2)  Certain distributions may contain short-term capital gains.

     The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER HIGH INCOME FUND


PERFORMANCE RESULTS(UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES


                                   NET ASSET VALUE
                              -----------------------        CAPITAL GAINS
PERIOD COVERED                BEGINNING        ENDING         DISTRIBUTED      DIVIDENDS PAID      TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
07/02/92-12/31/92              $7.80            $7.94              --            $0.4041             7.07%
---------------------------------------------------------------------------------------------------------------------------
1993                            7.94             8.79              --             0.8456            22.22
---------------------------------------------------------------------------------------------------------------------------
1994                            8.79             6.97              --             0.8185           (12.20)
---------------------------------------------------------------------------------------------------------------------------
1995                            6.97             6.93              --             0.7528            10.40
---------------------------------------------------------------------------------------------------------------------------
1996                            6.93             7.40              --             0.6653            17.13
---------------------------------------------------------------------------------------------------------------------------
1997                            7.40             7.65              --             0.6360            12.42
---------------------------------------------------------------------------------------------------------------------------
1998                            7.65             6.55              --             0.6269            (6.66)
---------------------------------------------------------------------------------------------------------------------------
1999                            6.55             6.38              --             0.6658             8.01
---------------------------------------------------------------------------------------------------------------------------
01/01/00-11/30/00               6.38             3.91              --             0.5165           (32.17)
---------------------------------------------------------------------------------------------------------------------------
                                                   Totals:    $0.0000            $5.9315
---------------------------------------------------------------------------------------------------------------------------
                                                     CUMULATIVE TOTAL RETURN AS OF 11/30/00:        14.23%
---------------------------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN(1)


                                                % RETURN WITHOUT DEDUCTING          % RETURN AFTER DEDUCTING
                                                   MAXIMUM SALES CHARGE               MAXIMUM SALES CHARGE
                                                -----------------------------      ----------------------------
                                                           CLASS                              CLASS
                                                -----------------------------      ----------------------------
                                                A*         B**         C***        A*          B**        C***
---------------------------------------------------------------------------------------------------------------------------
Twelve Months Ended 12/31/00                    (30.56)%   (31.15)%   (31.01)%   (33.38)%    (34.24)%    (31.47)%
---------------------------------------------------------------------------------------------------------------------------
Five Years Ended 12/31/00                        (1.22)     (2.01)     (1.74)     (2.03)      (2.26)      (1.74)
---------------------------------------------------------------------------------------------------------------------------
Ten Years Ended 12/31/00                          7.51        N/A        N/A       7.07         N/A         N/A
---------------------------------------------------------------------------------------------------------------------------
Commencement of Operations Through 12/31/00+      6.80       4.50       1.78       6.54        4.50        1.78
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total return for periods less than one year has not been annualized.

* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of issuance dates are August 31, 1984, July 1, 1991 and July 2, 1992 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the twelve months ended November 30, 2000 and since inception, February 20, 1998 through November 30, 2000, Class Y shares have a total return of (28.01)% and (32.32)%, respectively. For the twelve months ended December 31, 2000 and for the period since inception through December 31, 2000, Class Y shares had an average annual total return of (30.44)% and (12.20)% respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER U.S. GOVERNMENT INCOME FUND

PORTFOLIO OF INVESTMENTS                                     NOVEMBER 30, 2000


PRINCIPAL
AMOUNT                                                                         MATURITY              INTEREST
(000)                                                                          DATES                  RATES               VALUE
---------                                                                      --------              ---------            ------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--24.91%

$ 18,915    FHLMC Medium Term Note ...................................         03/18/08                6.220%            $18,281,650
   8,500    FNMA .....................................................         01/15/09                5.250               7,871,247
  12,000    FNMA Medium Term Note ....................................         04/29/09                6.500              11,590,260
  20,142    U.S. Treasury Inflation Index Notes ......................   01/15/08 to 01/15/10     3.625 to 4.250          20,394,064
                                                                                                                          ----------
Total U.S. Government and Agency Obligations (cost--$58,711,789) .....                                                    58,137,221
                                                                                                                          ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--7.84%

      98    GNMA .....................................................         12/20/26                7.125                  99,075
   4,636    GNMA .....................................................   01/20/23 to 04/20/26          7.375               4,689,313
   2,679    GNMA .....................................................   09/20/25 to 08/20/26          7.750               2,729,555
   4,049    GNMA .....................................................         04/15/19                8.250               4,157,454
   3,345    GNMA .....................................................         08/15/09                9.000               3,478,690
     734    GNMA .....................................................   06/15/11 to 02/15/16         11.000                 794,334
   1,342    GNMA II ..................................................         04/20/30                7.000               1,349,611
     984    GNMA II ..................................................         07/20/30                7.500                 996,388
       6    GNMA 30 YR TBA ...........................................           TBA                  11.000                   6,889
Total Government National Mortgage                                                                                        ----------
Association Certificates (cost--$18,462,997)..........................                                                    18,301,309
                                                                                                                          ----------
FEDERAL HOME LOAN MORTGAGE CORPORATION CERTIFICATES--14.22%

   9,769    FHLMC ...................................................   06/01/29 to 04/01/30           6.500               9,503,145
   3,759    FHLMC ...................................................          06/15/29                6.970               3,843,489
   6,357    FHLMC ...................................................   08/01/25 to 03/01/30           7.000               6,304,670
   5,527    FHLMC ...................................................          04/01/25                9.000               5,756,270
     409    FHLMC ...................................................   06/01/04 to 12/01/05          10.500                 436,022
   2,607    FHLMC ...................................................          01/01/16               11.000               2,794,080
   2,472    FHLMC ARM ...............................................          12/01/29                6.646               2,518,535
   1,987    FHLMC CMT ARM ...........................................          10/01/23                8.033               2,036,369
Total Federal Home Loan Mortgage Corporation Certificates                                                                 ----------
  (cost--$32,832,100) ...............................................                                                     33,192,580
                                                                                                                          ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--43.28%

  10,993    FNMA ...................................................   08/01/28 to 04/01/29           6.000               10,446,842
   8,738    FNMA ...................................................   09/01/12 to 11/01/13           6.500                8,648,050
   1,922    FNMA ...................................................   05/01/24 to 07/01/25           7.500                1,935,563
   4,105    FNMA ...................................................          09/01/25                8.500                4,236,893
   1,256    FNMA ...................................................          05/01/09                9.000                1,295,596
     211    FNMA ARM ...............................................          11/01/23                7.084                  215,396
  75,000    FNMA 30 YR TBA .........................................            TBA                   7.000               74,250,000
Total Federal National Mortgage Association Certificates                                                                 -----------
  (cost--$100,620,742) .............................................                                                     101,028,340
                                                                                                                         -----------
COLLATERALIZED MORTGAGE OBLIGATIONS--18.89%

   5,252    Bayview Financial Aquisition Trust,
             Series 2000-C, Class M2+ ..............................          07/25/30                 7.470               5,253,401
     500    Conseco Finance Securitization Corp.,
             Series 2000-F, Class MV2 ..............................          06/15/06                 7.970                 506,413
   1,000    Conseco Finance Securitization Corp.,
             Series 1999-H, Class MF2 ..............................          12/15/29                 9.290               1,033,077
   4,000    CS First Boston Mortgage Securities Corp.,
             Series 1997-2, Class A4 ...............................          12/15/30                 7.690               4,000,000
   5,000    CS First Boston Mortgage Securities Corp.,
             Series 1998-C2, Class A2 ..............................          11/15/08                 6.300               4,833,373
   3,497    DLJ Commercial Mortgage Corp.,
             Series 1998-CF2, Class A1A ............................          11/12/31                 5.880               3,393,626

24

PAINEWEBBER U.S. GOVERNMENT INCOME FUND

PRINCIPAL
AMOUNT                                                                         MATURITY              INTEREST
(000)                                                                          DATES                  RATES               VALUE
---------                                                                      --------              ---------            ------
COLLATERALIZED MORTGAGE OBLIGATIONS--(CONCLUDED)

   $ 918    FDIC REMIC Trust,
             Series 1996-C1, Class 1A ..............................         05/25/26                6.750%             $  915,265
   2,839    FNMA REMIC Trust,
             Series 1987-2, Class Z ................................         11/25/17               11.000               3,064,721
   2,397    FNMA REMIC Trust,
             Series 1998-7, Class Z ................................         04/25/18                9.250               2,499,976
   2,196    GMNA REMIC Trust,
             Series 1999-29, Class ZC ..............................         09/16/27                7.500               2,096,386
   4,000    Green Tree Financial Corp.,
             Series 1999-5, Class A5 ...............................         04/01/31                7.860               4,030,361
   2,576    Morgan Stanley Capital I,
             Series 1997-ALIC, Class A1B ...........................         11/15/02                6.440               2,576,210
   4,935    Mortgage Capital Funding, Inc.,
             Series 1998-MCI, Class A2, ARM ........................         01/18/08                6.663               4,886,615
   5,000    PNC Mortgage Securities Corp.,
             Series 2000-8, Class 3 A1, ARM ........................         05/25/40                7.196               5,000,000
                                                                                                                        -----------
Total Collateralized Mortgage Obligations (cost--$44,468,958) ......                                                    44,089,424
                                                                                                                        -----------
ASSET BACKED SECURITIES--5.77%

   5,000    Advanta Business Card Master,
             Series 2000-C, Class B, ARM ...........................         04/20/08                7.319               5,065,625
   2,000    Bayview Financial Aquisition Trust,
             Series 2000-D, Class M1+#  ............................         11/25/30                7.366               2,021,250
   1,000    Bayview Financial Revolving Mortgage Loan,
             Series 1999-1, Class M2 ...............................         08/25/29                7.920                 995,000
     784    Embarcadero Aircraft Securitization Trust,
             Series 2000-1, Class B+ ...............................         08/15/25                7.720                 778,882
   2,650    Impac Secured Assets Trust,
             Series 1998-1, Class M2 ...............................         07/25/25                7.770               2,608,594
   2,000    Indymac, Inc., Series 2000-C,
             Class MV2, ARM ........................................         12/25/31                7.688               2,000,000
                                                                                                                        ----------
Total Asset Backed Securities (cost--$13,320,367) ..................                                                    13,469,351
                                                                                                                        ----------
STRIPPED MORTGAGE-BACKED SECURITIES++ --1.03%

   1,720    FHLMC REMIC, Series 2143, Class 2143# ..................         12/15/24                6.000                 308,024
     575    FHLMC REMIC, Series GO15, Class GO15#  .................         03/25/22                7.000                  69,168
  43,500    Hilton Hotel Pool Trust,
             Series 2000-HLTX, Class X#  ...........................         10/03/15                0.634               2,022,071
Total Stripped Mortgage-Backed Securities                                                                               ----------
  (cost--$2,391,879) ...............................................                                                     2,399,263
                                                                                                                        ----------
MUNICIPAL SECURITY--0.41%

     960    Pennsylvania Housing Finance Agency
              (cost--$949,513) .....................................         10/01/07                6.950                 962,976
                                                                                                                        ----------
COMMERCIAL PAPER@--15.17%

   1,500    Abbey National ..........................................   01/19/01 to 01/25/01     6.630 to 6.650          1,485,609
     700    American Telephone & Telegraph Co. ......................        12/20/00                6.700                 697,595
   3,000    Associates Corporation NA ...............................   01/17/01 to 01/24/01     6.530 to 6.550          2,973,904
   9,600    Banc One Corp. ..........................................        01/10/01                6.700               9,529,813
   2,600    Cox Communications Inc.#  ...............................        12/06/00                6.870               2,597,577
     300    Daimler-Chrysler NA .....................................        12/19/00                6.630                 299,024
   2,600    Ford Motor Credit Corp. .................................        01/17/01                6.650               2,577,834
   5,700    General Motors Acceptance Corp. .........................   12/13/00 to 01/19/01     6.520 to 6.530          5,651,352
   9,600    International Paper Co. .................................        12/08/00                6.850               9,587,475
                                                                                                                        ----------
Total Commercial Paper (cost--$35,400,183) ..........................                                                   35,400,183
                                                                                                                        ----------
SHORT-TERM U.S. AGENCY OBLIGATIONS--0.34%

     800    Federal Home Loan Mortgage Corp.
             Discount Notes (cost--$797,436) ........................          12/19/00               6.430@               797,436
                                                                                                                         ---------

                                                                              25

PAINEWEBBER U.S. GOVERNMENT INCOME FUND

PRINCIPAL
AMOUNT                                                                         MATURITY              INTEREST
(000)                                                                          DATES                  RATES               VALUE
---------                                                                      --------              ---------            ------
REPURCHASE AGREEMENT--1.07%

$  2,485     Repurchase Agreement dated 11/30/00 with State
             Street Bank & Trust Co., collateralized by
             $1,003,304 U.S. Treasury Notes, 5.250% to
             6.375% due 01/31/01 to 09/30/02;
             (value-$1,019,859) and 1,256,915 U.S. Treasury
             Bonds, 8.750% to 12.750% due 11/15/08 to
             11/15/10; (value-$1,515,130); proceeds:
             $2,485,446 (cost--$2,485,000) .........................          12/01/00               6.460%             $2,485,000
                                                                                                                      ------------
Total Investments (cost--$310,440,964)--132.93% ....................                                                   310,263,083
                                                                                                                      ------------
Liabilities in excess of other assets--(32.93)% ....................                                                   (76,854,984)
                                                                                                                      ------------
Net Assets--100.00% ................................................                                                  $233,408,099
                                                                                                                      ============

-----------------------------

@           Yield to maturity for discounted securities.

+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

++ Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to speed of principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

#           Illiquid securities representing 3.01% of net assets.

ARM Adjustable Rate Mortgage Security--The interest rates shown are the current rates at November 30, 2000.

CMT         Constant Maturity Treasury.

REMIC       Real Estate Mortgage Investment Conduit.

TBA (To Be Assigned) Securities are purchased on a forward commitment with an approximate principal amount (generally +/- 1.0%) and generally stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

PORTFOLIO OF INVESTMENTS                                     NOVEMBER 30, 2000

PRINCIPAL
AMOUNT                                                                         MATURITY              INTEREST
(000)                                                                          DATES                  RATES               VALUE
---------                                                                      --------              ---------            ------
U. S. GOVERNMENT OBLIGATIONS--27.92%
$51,025     U.S. Treasury Inflation Index Notes
              (cost--$50,078,012)...................................    07/15/02 to 01/15/08          3.625%         $50,572,443
                                                                                                                     -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--60.44%

  4,966     GNMA ...................................................          07/20/30                6.500            4,962,730
  1,228     GNMA ...................................................    11/20/22 to 12/20/25          7.125            1,242,573
 18,351     GNMA ...................................................    06/20/22 to 02/20/28          7.375           18,562,648
  2,937     GNMA ...................................................          06/20/30                7.500            2,973,427
  5,882     GNMA ...................................................    07/20/17 to 08/20/27          7.750            5,996,847
     73     GNMA ...................................................          02/15/23                8.000               74,185
  1,262     GNMA ...................................................    01/20/27 to 06/20/30          9.000            1,301,686
  3,397     GNMA ...................................................    01/15/16 to 09/15/20         10.500            3,639,255
  2,074     GNMA ...................................................    03/15/10 to 05/15/19         11.500            2,268,916
  2,969     GNMA ARM ...............................................          05/20/30                6.000            2,951,622
    986     GNMA II ................................................          04/20/30                6.000              979,867
  4,919     GNMA II ................................................          04/20/30                6.500            4,927,176
 21,612     GNMA II ................................................    05/20/30 to 07/20/30          7.000           21,733,699
    416     GNMA II ................................................          01/20/28                7.375              420,677
  3,456     GNMA II ................................................    07/20/30 to 10/20/30          7.500            3,497,502
    721     GNMA II ................................................          07/20/27                7.750              733,151
  7,588     GNMA II ................................................    06/20/17 to 07/20/30          9.000            7,829,584
  5,270     GNMA II ARM ............................................    01/20/18 to 04/20/26          7.375            5,329,166
 20,000     GNMA II  TBA ...........................................            TBA                   6.500           20,031,250
Total Government National Mortgage Association Certificates                                                          -----------
  (cost--$108,974,178) .............................................                                                 109,455,961
                                                                                                                     -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION CERTIFICATES--11.26%

     43     FHLMC ..................................................          01/01/23                8.000               43,629
  1,436     FHLMC ..................................................          05/01/16                8.500            1,489,668
    168     FHLMC ..................................................    07/01/09 to 02/01/10          9.000              176,459
    398     FHLMC ..................................................          11/01/16                9.750              422,699
    497     FHLMC ..................................................    10/01/20 to 11/01/20         10.500              539,866
  1,469     FHLMC ..................................................    05/01/11 to 12/01/20         11.000            1,618,908
  1,018     FHLMC ..................................................    06/01/04 to 07/01/19         11.500            1,135,664
  4,164     FHLMC ARM ..............................................          01/01/30                6.026            4,259,095
  2,529     FHLMC ARM ..............................................          12/01/29                6.606            2,576,980
    562     FHLMC ARM ..............................................          10/01/29                6.906              571,202
  3,955     FHLMC ARM ..............................................          11/01/27                6.921            4,002,562
  1,736     FHLMC ARM ..............................................          07/01/24                7.906            1,769,791
  1,748     FHLMC ARM ..............................................          04/01/29                8.183            1,790,806
Total Federal Home Loan Mortgage Corporation Certificates                                                             ----------
  (cost--$20,129,926) ..............................................                                                  20,397,329
                                                                                                                      ----------
FEDERAL HOUSING ADMINISTRATION CERTIFICATES--5.19%

  9,443     FHA (cost--$8,775,485) ................................     02/01/20 to 03/01/41     8.375 to 8.800        9,393,582
                                                                                                                      ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--23.92%

  2,987     FNMA ...................................................          04/01/07                7.250            2,995,868
    925     FNMA ...................................................          02/01/05                9.000              976,670
  1,919     FNMA ...................................................    04/01/10 to 12/01/15          9.250            1,985,090

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

PRINCIPAL
AMOUNT                                                                         MATURITY              INTEREST
(000)                                                                          DATES                  RATES               VALUE
---------                                                                      --------              ---------            ------
FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--(CONCLUDED)

$  247      FNMA ...................................................   03/01/06 to 12/01/09          9.500%           $  255,895
 1,433      FNMA ...................................................        08/01/19                10.000             1,547,963
   404      FNMA ...................................................   07/01/10 to 06/01/19         10.250               433,341
   816      FNMA ...................................................   02/01/12 to 04/01/22         10.500               886,320
 1,540      FNMA ...................................................   07/01/13 to 05/01/20         11.000             1,714,243
   941      FNMA ARM ...............................................        05/01/30                 6.406               936,010
   961      FNMA ARM ...............................................        07/01/30                 6.522               954,956
 2,223      FNMA ARM ...............................................        02/01/29                 6.836             2,250,746
 1,818      FNMA ARM ...............................................        02/01/26                 6.914             1,864,768
 2,076      FNMA ARM ...............................................        09/01/26                 6.993             2,104,212
 3,668      FNMA ARM ...............................................        02/01/30                 7.264             3,732,573
 3,981      FNMA ARM ...............................................        03/01/07                 6.820             4,006,094
 1,709      FNMA ARM ...............................................        09/01/15                 7.658             1,709,181
 1,575      FNMA ARM ...............................................        03/01/25                 8.012             1,602,044
13,500      FNMA TBA ...............................................          TBA                    7.000            13,365,000
Total Federal National Mortgage Association Certificates                                                              ----------
  (cost--$42,997,622) ..............................................                                                  43,320,974
                                                                                                                      ==========
COLLATERALIZED MORTGAGE OBLIGATIONS--5.06%

   237      Cityscape Home Equity Loan Trust,
             Series 1997-B, Class A5 ...............................        09/25/19                 7.480               238,651
 1,000      Green Tree Financial Corp.,
             Series 1999-3, Class A8 ...............................        02/01/31                 7.060               909,631
   538      Money Store Home Equity Trust,
             Series 1997-D, Class AF3 ..............................        11/15/21                 6.345               535,427
 2,211      Prudential Securities Trust,
             Series 18, Class E ....................................        09/25/20                 7.000             2,201,520
 3,709      Residential Accredit Loans Inc.,
             Series 2000-QS3C, Class A1 ............................        03/25/30                 7.750             3,737,886
 1,499      Ryland Mortgage Acceptance Corp. REMIC,
             Series 76, Class B ....................................        08/01/18                 9.000             1,536,253
Total Collateralized Mortgage Obligations                                                                              ---------
  (cost--$9,090,109) ...............................................                                                   9,159,368
                                                                                                                       =========
AGENCY BACKED NOTES--0.46%

   824      Small Business Administration Participation Certificate
             (cost--$824,053) ......................................        05/01/07                 7.310               836,308
                                                                                                                       ---------
ASSET BACKED SECURITY--0.80%

 1,452      3EWCourt Receivables Asset Trust, Series 1997-1,
            Class A4 (cost--$1,444,097) ............................        05/20/05                 6.193             1,448,612
                                                                                                                       ---------
SHORT-TERM U.S. AGENCY OBLIGATION--5.37%

 9,800      Federal Home Loan Mortgage Discount Notes
             (cost--$9,735,517) ....................................    12/07/00 to 01/16/01    6.375 to 6.445@        9,735,517
                                                                                                                       ---------
REPURCHASE AGREEMENT--6.09%

11,025     Repurchase Agreement dated 11/30/00 with State Street
            Bank & Trust Co., collateralized by $11,070,000 U.S.
            Treasury Notes, 6.000% due 09/30/02 (value-$11,180,700);
            proceeds: $11,026,978 (cost--$11,025,000) ..............        12/01/00                 6.460            11,025,000
                                                                                                                     -----------
Total Investments (cost--$263,073,999)--146.51% ....................                                                 265,345,094
Liabilities in excess of other assets--(46.51)% ....................                                                 (84,236,465)
                                                                                                                    ------------
Net Assets--100.00% ................................................                                                $181,108,629
                                                                                                                    ============

----------------------
@     Yield to maturity for discounted securities.
ARM Adjustable Rate Mortgage Security. The interest rate shown is the current rate at November 30, 2000.
REMIC Real Estate Mortgage Investment Conduit.
TBA (To Be Assigned) Securities are purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and generally stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

             See accompanying notes to financial statements

PAINEWEBBER INVESTMENT GRADE INCOME FUND


PORTFOLIO OF INVESTMENTS                                       NOVEMBER 30, 2000


  PRINCIPAL
   AMOUNT                                                                 MATURITY             INTEREST
   (000)                                                                    DATES                RATES            VALUE
  ---------                                                               --------             --------           -----
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--11.06%
$  1,000  Federal Home Loan Mortgage Corp. .......................         03/15/10               7.000%       $ 1,038,658
   2,890  U.S. Treasury Bonds ....................................         08/15/13              12.000          4,022,155
   7,674  U.S. Treasury Inflation Index Notes ....................         01/15/07               3.375          7,493,854
  10,000  U.S. Treasury Notes ....................................         09/30/01               5.625          9,956,200
   1,106  U.S. Treasury Notes ....................................         08/15/05               6.500          1,151,610
                                                                                                               -----------
Total U.S. Government and Agency Obligations (cost--$23,897,645)..                                              23,662,477
                                                                                                               -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--1.56%
   3,231  GNMA (cost--$3,410,216) ................................   06/15/17 to 11/15/17         8.000          3,330,483
                                                                                                               -----------
COLLATERALIZED MORTGAGE OBLIGATIONS--2.26%
   5,000  CS First Boston Mortgage Securities Corp.,
          Series 1998-C2, Class A2 (cost--$5,057,380) ............         11/15/08               6.300          4,833,374
                                                                                                               -----------
CORPORATE BONDS--53.08%

AIRLINES--3.66%
   2,500  Delta Air Lines Inc. ...................................         12/15/22              10.375          2,653,778
   4,935  Northwest Airlines .....................................         10/01/19               8.072          5,188,165
                                                                                                               -----------
                                                                                                                 7,841,943
                                                                                                               -----------
BANKING--5.30%
   4,000  BCI US Funding Trust I .................................         12/29/49               8.010          3,763,784
   3,000  MBNA Corp. .............................................         12/01/26               8.278          2,499,141
   5,000  Southtrust Bank Alabama ................................         05/15/25               7.690          5,081,805
                                                                                                               -----------
                                                                                                                11,344,730
                                                                                                               -----------
CABLE--2.04%
   4,000  TCI Communications Inc. ................................         03/31/27               9.650          4,366,408
                                                                                                               -----------
CHEMICALS--1.37%
   3,000  Equistar Chemicals .....................................         02/15/04               8.500          2,933,259
                                                                                                               -----------
FINANCIAL SERVICES--10.14%
   2,355  CIT Finance ............................................         03/15/03               7.375          2,365,543
   1,830  FMR Corp. ..............................................         06/15/29               7.570          1,805,273
   3,000  Ford Motor Credit Co. ..................................         03/15/05               7.500          3,037,020
   5,400  Franchise Finance Corp. Medium Term Note ...............         01/14/02               8.430          5,471,626
   2,360  Goldman Sachs Group Inc. ...............................         08/17/05               7.625          2,394,314
   2,000  Household International Netherlands BV .................         12/01/03               6.200          1,960,376
   4,600  Lehman Brothers Holdings Inc. ..........................         01/15/05               7.750          4,652,560
                                                                                                               -----------
                                                                                                                21,686,712
                                                                                                               -----------
FOREST PRODUCTS--0.46%
     980  Abitibi Consolidated Inc. ..............................         08/01/05               8.300            989,299
                                                                                                               -----------


                                                                              29

PAINEWEBBER INVESTMENT GRADE INCOME FUND


  PRINCIPAL
   AMOUNT                                                                 MATURITY             INTEREST
   (000)                                                                    DATES                RATES            VALUE
  ---------                                                               --------             --------           -----
CORPORATE BONDS--(CONCLUDED)
HEALTHCARE--2.61%
$  5,700  American Health Properties Inc. ........................         01/15/02               7.050%       $ 5,590,674
                                                                                                               -----------
HOTELS/GAMING--0.91%
   2,000  MGM Grand Inc. .........................................         02/01/05               6.950          1,939,572
                                                                                                               -----------
INSURANCE--4.28%
   4,500  Lumbermen's Mutual Casualty Co.+ .......................         07/01/26               9.150          3,856,464
   3,300  Principal Financial Group+ .............................         08/15/09               8.200          3,365,218
   2,000  Zurich Capital Trust+ ..................................         06/01/37               8.376          1,927,534
                                                                                                               -----------
                                                                                                                 9,149,216
                                                                                                               -----------
MEDIA--4.88%
   2,000  Liberty Media Corp.+ ...................................         07/15/09               7.875          1,947,940
   8,700  News America Holdings Inc.                                 10/15/12 to 10/17/96     7.900 to 10.125    8,504,168
                                                                                                               -----------
                                                                                                                10,452,108
                                                                                                               -----------
OIL REFINING, DISTRIBUTION--1.47%
   3,000  Valero Energy Corp. ....................................         06/15/05               8.375          3,145,872
                                                                                                               -----------
REAL ESTATE--0.61%
   1,245  EOP Operating LP .......................................         03/15/06               8.375          1,297,183
                                                                                                               -----------
RETAIL--3.38%
   5,950  May Department Stores Co. ..............................         06/15/21               9.875          6,270,705
   2,000  Shopko Stores ..........................................         03/15/22               9.250            966,374
                                                                                                               -----------
                                                                                                                 7,237,079
                                                                                                               -----------
TELECOMMUNICATIONS--0.87%
   2,000  US West Capital Funding Inc. ...........................         07/15/08               6.375          1,868,724
                                                                                                               -----------
TOBACCO--1.02%
   2,365  Phillip Morris Companies Inc. ..........................         01/15/27               7.750          2,182,911
                                                                                                               -----------
UTILITIES--4.72%
   5,000  Commonwealth Edison Co. ................................         06/15/20               9.875          5,556,695
   1,225  Duke Energy Field Services LLC .........................         08/16/10               7.875          1,265,480
   3,276  Marlin Water Trust Capital .............................         12/15/01               7.090          3,267,987
                                                                                                               -----------
                                                                                                                10,090,162
                                                                                                               -----------
YANKEE--5.36%
   2,318  Abbey National Capital .................................         12/29/49               8.963          2,281,791
   2,225  HSBC Capital Funding LLP ...............................         12/31/49              10.176          2,479,831
   1,565  Metronet Communications Corp. ..........................         08/15/07              12.000          1,755,567
   3,000  Petroleum Geo-Services .................................         07/15/29               8.150          2,870,151
   2,000  Royal Bank Scotland Group PLC ..........................         03/31/49               8.817          2,083,224
                                                                                                               -----------
                                                                                                                11,470,564
                                                                                                               -----------
Total Corporate Bonds (cost--$117,291,406) .......................                                             113,586,416
                                                                                                               -----------


30

PAINEWEBBER INVESTMENT GRADE INCOME FUND


  NUMBER OF
    SHARES                                                                                                        VALUE
  ---------                                                                                                       ------

PREFERRED STOCKS--3.37%

BANKING--1.68%
 160,000  California Federal Preferred Capital Corp. .............                                             $ 3,590,000
TELEPHONE--1.69%
   3,500  Centaur Funding+ .......................................                                               3,621,408
                                                                                                               -----------
Total Preferred Stocks (cost--$7,500,000) ........................                                               7,211,408
                                                                                                               -----------


 PRINCIPAL
  AMOUNT                                                                  MATURITY             INTEREST
   (000)                                                                    DATES               RATES
  ---------                                                               --------             --------
COMMERCIAL PAPER@--17.73%
$  7,000  Alcoa Inc. .............................................         12/06/00               6.470          6,993,710
   8,000  American Telephone & Telegraph Co. .....................         12/08/00               6.620          7,989,702
   7,000  Bell South Telecommunications ..........................         12/21/00               6.460          6,974,878
   8,000  General Motors Acceptance Corp. ........................         12/06/00               6.470          7,992,811
   8,000  IBM Credit Corp. .......................................         12/08/00               6.480          7,989,920
                                                                                                               -----------
Total Commercial Paper (cost--$37,941,021) .......................                                              37,941,021
                                                                                                               -----------
SHORT-TERM U.S. AGENCY OBLIGATION--4.65%
  10,000  Federal Home Loan Mortgage Discount Notes (cost--$9,955,347)     12/26/00               6.430@         9,955,347
                                                                                                               -----------
REPURCHASE AGREEMENT--6.12%
  13,087  Repurchase Agreement dated 11/30/00 with State Street Bank &
            Trust Co., collateralized by $5,283,797 U.S. Treasury Notes,
            5.250% to 6.375% due 01/31/01 to 09/30/02; (value-$5,370,986)
            and $6,619,413 U.S. Treasury Bonds, 8.750% to 12.750% due
            11/15/08 to 11/15/10; (value-$7,979,280), proceeds:
            $13,089,348 (cost--$13,087,000) ......................         12/01/00               6.460         13,087,000
                                                                                                              ------------
Total Investments (cost--$218,140,015)--99.83%....................                                             213,607,526
Other assets in excess of liabilities--0.17% .....................                                                 366,563
                                                                                                              ------------
Net Assets--100.00% ..............................................                                            $213,974,089
                                                                                                              ============

-------------------
@  Yield to maturity for discounted securities.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.



                  See accompanying notes to finacial statements

PAINEWEBBER HIGH INCOME FUND


PORTFOLIO OF INVESTMENTS                                       NOVEMBER 30, 2000


  PRINCIPAL
   AMOUNT                                                                 MATURITY             INTEREST
   (000)                                                                    DATES                RATES            VALUE
  ---------                                                               --------             --------           -----
CORPORATE BONDS--85.51%

AEROSPACE--1.69%
$  2,000  Be Aerospace Inc. ......................................         11/01/08               9.500%       $ 1,940,000
     920  K & F Industries Inc. ..................................         10/15/07               9.250            880,900
                                                                                                               -----------
                                                                                                                 2,820,900
                                                                                                               -----------
AUTOMOTIVE--0.94%
   3,500  J.L. French Automotive Castings ........................         06/01/09              11.500          1,575,000
                                                                                                               -----------
BROADCASTING--2.60%
   2,000  Echostar DBS Corp. .....................................         02/01/09               9.375          1,800,000
   2,500  Paxson Communications Corp. ............................         10/01/02              11.625          2,540,625
                                                                                                               -----------
                                                                                                                 4,340,625
                                                                                                               -----------
BUILDING PRODUCTS-CEMENT--0.56%
   1,000  American Standard Inc. .................................         02/01/08               7.375            940,000
                                                                                                               -----------
CABLE--10.86%
   1,650  Adelphia Communications Corp. ..........................         02/01/08               8.375          1,204,500
   2,500  Charter Communication Holdings LLC** ...................         04/01/07               8.250          2,150,000
   1,250  CSC Holdings Inc. ......................................         08/15/09               8.125          1,247,263
   2,000  Frontiervision Operating Partners LP ...................         10/15/06              11.000          1,760,000
   9,600  Knology Holdings Inc. ..................................         10/15/07              11.875+         2,688,000
   2,500  Lin Holdings Corp. .....................................         03/01/08              10.000+         1,775,000
   2,000  NTL Inc. ...............................................         10/01/08              11.500          1,720,000
   1,000  Pecunia 1 Vermogensverwaltung ..........................         07/15/10              14.000            810,000
   1,250  Telemundo Holdings Inc. ................................         08/15/08              11.500+           881,250
   3,000  Telewest PLC ...........................................         10/01/06               9.625          2,355,000
   5,375  United Pan Europe Communications .......................         08/01/09              12.500+         1,558,750
                                                                                                               -----------
                                                                                                                18,149,763
                                                                                                               -----------
CHEMICALS--2.91%
   2,200  Huntsman ICI Chemicals LLC .............................         07/01/09              10.125          2,057,000
   1,000  Lyondell Chemical Co. ..................................         05/01/07               9.875            960,000
   2,000  Sterling Chemicals Inc. ................................         07/15/06              12.375          1,840,000
                                                                                                               -----------
                                                                                                                 4,857,000
                                                                                                               -----------
COMMERCIAL SERVICES--2.30%
   2,000  Iron Inc. ..............................................         09/30/09               8.750          1,910,000
   2,000  P&L Coal Holdings Corp. ................................         05/15/08               9.625          1,940,000
                                                                                                               -----------
                                                                                                                 3,850,000
                                                                                                               -----------
COMMUNICATIONS-FIXED--12.02%
   2,285  Allegiance Telecom Inc. ................................         05/15/08              12.875          1,987,950
   2,000  Benedek Communications Corp. ...........................         05/15/06              13.250+         1,697,500
   1,000  Colt Telecom Group PLC .................................         12/15/06              12.000+           890,000
   1,500  Exodus Communications Inc. .............................         07/15/10              11.625          1,200,000
   2,000  Global Crossing Holdings Ltd.** ........................         11/15/09               9.500          1,715,000
   2,000  Globix Corp.** .........................................         02/01/10              12.500            880,000
   2,000  Hyperion Telecommunications Inc. .......................         11/01/07              12.000            720,000
   2,000  KMC Telecom Holdings Inc. ..............................         05/15/09              13.500            580,000
   2,000  Level 3 Communications Inc.** ..........................         03/15/08              11.000          1,470,000
   3,000  Metromedia Fiber Network Inc. ..........................         11/15/08              10.000          2,280,000


32

PAINEWEBBER HIGH INCOME FUND



  PRINCIPAL
   AMOUNT                                                                 MATURITY             INTEREST
   (000)                                                                    DATES                RATES            VALUE
  ---------                                                               --------             --------           -----
CORPORATE BONDS--(CONTINUED)

COMMUNICATIONS-FIXED--(CONCLUDED)
$  2,125  NEXTLINK Communications Inc. ...........................         06/01/09              10.750%       $ 1,381,250
   3,000  NorthEast Optic Network Inc. ...........................         08/15/08              12.750          1,590,000
   6,400  Pathnet Inc. ...........................................         04/15/08              12.250            912,000
   2,000  Tele1 Europe BV ........................................         05/15/09              13.000          1,680,000
   5,500  Viatel Inc. ............................................         04/15/08              12.500+         1,100,000
                                                                                                               -----------
                                                                                                                20,083,700
                                                                                                               -----------
COMMUNICATIONS-MOBILE--3.75%
     850  Crown Castle International Corp. .......................         08/01/11              10.750            867,000
   3,000  Nextel Communications Inc. .............................         02/15/08               9.950+         1,995,000
   5,050  Nextel International Inc. ..............................   04/15/08 - 08/01/10    12.125 to 12.750+    3,401,000
                                                                                                               -----------
                                                                                                                 6,263,000
                                                                                                               -----------
COMPUTER SOFTWARE & SERVICES--1.17%
     500  PSI Net Inc. ...........................................         08/01/09              11.000            150,000
   2,000  Unisys Corp. ...........................................         04/01/08               7.875          1,800,000
                                                                                                               -----------
                                                                                                                 1,950,000
                                                                                                               -----------
CONSUMER MANUFACTURING--1.08%
   3,000  Desa International Inc. ................................         12/15/07               9.875          1,800,000
                                                                                                               -----------
ELECTRICAL EQUIPMENT--1.13%
   2,000  Telecorp PCS Inc. ......................................         07/15/10              10.625          1,890,000
                                                                                                               -----------
ELECTRONICS--0.71%
   1,250  Flextronics International Ltd. .........................         07/01/10               9.875          1,187,500
                                                                                                               -----------
ENERGY--5.89%
   1,480  Cheasapeake Energy .....................................         05/01/05               9.625          1,480,000
   3,150  Orion Refining Corp.**++ ...............................         11/15/04              10.000+         1,575,138
   2,700  Pride International Inc. ...............................         06/01/09              10.000          2,811,375
   3,750  R & B Falcon Corp. .....................................         12/15/08               9.500          3,975,000
                                                                                                               -----------
                                                                                                                 9,841,513
                                                                                                               -----------
ENERGY, RESERVES & PRODUCTION--0.49%
     825  HS Resources Inc. ......................................         11/15/06               9.250            819,844
                                                                                                               -----------
FINANCE--2.27%
   4,939  Airplanes Pass-Through Trust ...........................         03/15/19              10.875          3,785,410
   9,000  Superior National Insurance Group++(b) .................         12/01/17              10.750                  0
                                                                                                               -----------
                                                                                                                 3,785,410
                                                                                                               -----------
FINANCE-CONSUMER--1.03%
   2,000  Williams Scotsman Inc. .................................         06/01/07               9.875          1,720,000
                                                                                                               -----------


                                                                              33

PAINEWEBBER HIGH INCOME FUND


  PRINCIPAL
   AMOUNT                                                                 MATURITY             INTEREST
   (000)                                                                    DATES                RATES            VALUE
  ---------                                                               --------             --------           -----
CORPORATE BONDS--(CONTINUED)

FOREST PRODUCTS--1.00%
$  1,860  Buckeye Technologies Inc. ..............................         10/15/10               8.000%       $ 1,674,000
                                                                                                               -----------
GAMING--2.59%
   1,500  Boyd Gaming Corp. ......................................         07/15/07               9.500          1,335,000
   3,000  Station Casinos ........................................         07/01/10               9.875          3,007,500
                                                                                                               -----------
                                                                                                                 4,342,500
                                                                                                               -----------
GENERAL INDUSTRIAL--1.14%
   2,250  Blount Inc. ............................................         08/01/09              13.000          1,912,500
                                                                                                               -----------
HEALTHCARE--2.01%
   3,470  Tenet Healthcare Corp. .................................         12/01/08               8.125          3,357,225
                                                                                                               -----------
HOTEL, MOTEL OR LODGING--3.24%
   1,000  Aztar Corp. ............................................         05/15/07               8.875            957,500
   1,495  HMH Properties Inc. ....................................         12/01/08               8.450          1,420,250
   3,150  Host Marriott L.P. .....................................         02/15/06               8.375          3,039,750
                                                                                                               -----------
                                                                                                                 5,417,500
                                                                                                               -----------
HOTELS/GAMING--4.21%
   3,000  MGM Grand Inc. .........................................         06/01/07               9.750          3,082,500
   2,000  Mandalay Resort Group ..................................         08/01/08               9.500          1,980,000
   2,000  Park Place Entertainment Corp. .........................         09/15/08               8.875          1,970,000
                                                                                                               -----------
                                                                                                                 7,032,500
                                                                                                               -----------
INDUSTRIAL SERVICES & SUPPLIES--0.53%
   1,000  Kindercare Learning Center Inc. ........................         02/15/09               9.500            890,000
                                                                                                               -----------
INSURANCE--0.52%
   1,000  Willis Corroon Corp. ...................................         02/01/09               9.000            875,000
                                                                                                               -----------
MACHINERY (DIVERSIFIED)--0.70%
   1,500  Argo Tech Corp. ........................................         10/01/07               8.625          1,170,000
                                                                                                               -----------
MEDIA--1.36%
   1,500  Chancellor Media Corp. .................................         11/01/08               8.000          1,492,500
  11,057  Inter Act Systems Inc.**++(b) ..........................         08/01/03              14.000+           773,979
                                                                                                               -----------
                                                                                                                 2,266,479
                                                                                                               -----------
METALS--0.03%
   5,125  Metal Management Inc.(b) ...............................         05/15/08              10.000             51,250
                                                                                                               -----------
METALS & MINING--0.63%
   1,000  Ball Corp. .............................................         08/01/08               8.250            955,000
     100  P&L Coal Holdings Corp. ................................         05/15/08               8.875             98,750
                                                                                                               -----------
                                                                                                                 1,053,750
                                                                                                               -----------
PAPER & PACKAGING--0.78%
   1,000  Buckeye Cellulose Corp. ................................         12/15/05               8.500            960,000
     500  Gaylord Container Corp. ................................         06/15/07               9.750            335,000
                                                                                                               -----------
                                                                                                                 1,295,000
                                                                                                               -----------


34

PAINEWEBBER HIGH INCOME FUND



  PRINCIPAL
   AMOUNT                                                                 MATURITY             INTEREST
   (000)                                                                    DATES                RATES            VALUE
  ---------                                                               --------             --------           -----
CORPORATE BONDS--(CONCLUDED)

PLASTICS--1.07%
$  2,000  Nortek Inc. ............................................         03/15/07               9.250%       $ 1,795,000
                                                                                                               -----------
PUBLISHING--0.21%
     350  Hollinger International Publishing Inc. ................         03/15/07               9.250            345,625
                                                                                                               -----------
REAL ESTATE--1.06%
   2,000  D.R. Horton Inc. .......................................         02/01/09               8.000          1,765,000
                                                                                                               -----------
SERVICE--6.08%
   3,000  Allied Waste North America Inc. ........................         08/01/09              10.000          2,550,000
   5,500  American Eco Corp.++(b) ................................         05/15/08               9.625            110,000
   3,000  Atlantic Express Transportation Corp. ..................         02/01/04              10.750          2,250,000
   2,250  Nationwide Credit Inc. .................................         01/15/08              10.250            630,000
   5,000  Nuco2 Inc.++ ...........................................         10/31/04              12.000          4,500,000
   4,250  Premier Graphics Inc.(b) ...............................         12/01/05              11.500            127,500
                                                                                                               -----------
                                                                                                                10,167,500
                                                                                                               -----------
SPECIAL PURPOSE ENTITY--0.07%
     175  Ono Finance PLC ........................................         05/01/09              13.000            120,750
                                                                                                               -----------
TECHNOLOGY--2.51%
   6,000  Earthwatch Inc.**#++ ...................................         07/15/07              13.000          4,200,000
                                                                                                               -----------
TELEPHONE--0.38%
   1,000  Versatel Telecom International .........................         05/15/08              13.250            630,000
                                                                                                               -----------
TEXTILE MILL PRODUCTS--0.83%
   1,500  Simmons Co. ............................................         03/15/09              10.250          1,387,500
                                                                                                               -----------
TRANSPORTATION--0.69%
   1,500  Stena AB ...............................................         06/15/07               8.750          1,155,000
                                                                                                               -----------
UTILITIES--1.42%
   2,440  Panda Funding Corp. ....................................         08/20/12              11.625          2,366,874
                                                                                                               -----------
WIRELESS TELECOMMUNICATIONS--1.05%
   2,000  Spectrasite Holdings Inc. ..............................         03/15/10              10.750          1,760,000
                                                                                                               -----------
Total Corporate Bonds (cost--$210,021,874) .......................                                             142,905,208
                                                                                                               -----------


  NUMBER
 OF SHARES
----------

COMMON STOCKS(a)--1.38%

CABLE--0.03%
  17,000  Knology Holdings Inc. ..................................                                                  34,000
  79,417  Park `N View Inc. ......................................                                                   9,927
                                                                                                               -----------
                                                                                                                    43,927
                                                                                                               -----------
COMMUNICATIONS--FIXED--0.21%
  61,644  Tele1 Europe BV ........................................                                                 346,748
                                                                                                               -----------
FOOD & BEVERAGE--0.09%
  74,223  Packaged Ice Inc. ......................................                                                 148,446
                                                                                                               -----------


                                                                              35

PAINEWEBBER HIGH INCOME FUND



  NUMBER OF
SHARES/WARRANTS                                                                                                   VALUE
--------------                                                                                                   -------

COMMON STOCKS(a)--(CONCLUDED)
GENERAL INDUSTRIAL--0.12%
   1,400  Communications & Power++ ...............................                                               $ 210,000
                                                                                                               -----------
RETAIL--0.73%
 640,011  Samuels Jewelers Inc.++ ................................                                               1,224,019
                                                                                                               -----------
SERVICE--0.20%
 664,249  Waste Systems International Inc.++                                                                       332,125
                                                                                                               -----------
Total Common Stock (cost--$9,222,142) ............................                                               2,305,265
                                                                                                               -----------
PREFERRED STOCK(a)--3.22%

COMMUNICATIONS--FIXED--0.06%
   2,218  ICG Holdings Inc. ......................................                                                  88,720
                                                                                                               -----------
ENERGY--0.04%
   1,652  Orion Refining Corp.++ .................................                                                  70,864
                                                                                                               -----------
GENERAL INDUSTRIAL--1.35%
  39,639  Communications & Power++ ...............................                                               2,259,304
                                                                                                               -----------
HEALTHCARE--1.11%
2,000,000 Fresenius Medical Care Capital Trust ...................                                               1,860,000
                                                                                                               -----------
MEDIA--0.01%
  19,500  Inter Act Systems Inc.**++ .............................                                                  19,500
                                                                                                               -----------
SERVICE--0.30%
   5,428  Waste Systems International Inc.++ .....................                                                 499,376
                                                                                                               -----------
TECHNOLOGY--0.35%
 294,570  Earthwatch Inc. ........................................                                                 589,140
                                                                                                               -----------
Total Preferred Stock (cost--$18,364,352) ........................                                               5,386,904
                                                                                                               -----------
WARRANTS(a)--0.42%

CABLE--0.03%
  10,000  UIH Australia Pacific Inc. .............................                                                  50,000
                                                                                                               -----------
COMMUNICATIONS-FIXED--0.22%
   6,275  Pathnet Inc. ...........................................                                                  62,750
  26,250  Wam! Net Inc. ..........................................                                                 305,156
                                                                                                               -----------
                                                                                                                   367,906
                                                                                                               -----------
COMMUNICATIONS-MOBILE--0.02%
  15,750  McCaw International Ltd. ...............................                                                  39,375
                                                                                                               -----------
FINANCIAL SERVICES--0.00%
   6,000  Olympic Financial Ltd. .................................                                                       0
                                                                                                               -----------
GENERAL INDUSTRIAL--0.05%
   8,400  SabreLiner Corp. .......................................                                                  75,600
                                                                                                               -----------


36

PAINEWEBBER HIGH INCOME FUND



 NUMBER OF
 WARRANTS                                                                                                         VALUE
 ---------                                                                                                       -------

WARRANTS(a)--(CONCLUDED)

MEDIA--0.01%
  19,500  Inter Act Electronic Marketing Inc.++ ..................                                             $       195
  19,500  Inter Act Systems Inc.++ ...............................                                                  19,500
                                                                                                               -----------
                                                                                                                    19,695
                                                                                                               -----------
RETAIL--0.00%
  13,146  Samuels Jewelers Inc. ..................................                                                     131
                                                                                                               -----------
SERVICE--0.09%
 109,290  Nuco2 Inc. .............................................                                                 147,542
                                                                                                               -----------
TECHNOLOGY--0.00%
  13,700  Electronic Retailing Systems International Inc. ........                                                     137
                                                                                                               -----------
Total Warrants (cost--$529,766) ..................................                                                 700,386
                                                                                                               -----------


 PRINCIPAL
  AMOUNT                                                                  MATURITY             INTEREST
   (000)                                                                    DATES                RATES
 ---------                                                                --------             ---------

SHORT TERM U. S. AGENCY OBLIGATIONS--4.47%
$  5,190  Federal National Mortgage Association Discount Notes ...         12/01/00               6.430%@        5,190,000
   2,280  Student Loan Marketing Association Discount Notes ......         12/01/00               6.430@         2,280,000
                                                                                                               -----------
Total Short Term U. S. Agency Obligations (cost--$7,470,000) .....                                               7,470,000
                                                                                                               -----------
COMMERCIAL PAPER--3.02%
   5,060  Campbell Soup Co. (cost--$5,055,446) ...................         12/06/00               6.480@         5,055,446
                                                                                                               -----------
Total Investments (cost--$250,663,580)98.02% .....................                                             163,823,209
Other assets in excess of liabilities--1.98% .....................                                               3,316,063
                                                                                                               -----------
Net Assets--100.00% ..............................................                                            $167,139,272
                                                                                                               ===========

-------------------
@    Yield to maturity for discounted securities.
# Security represents a unit which is comprised of the stated bond with attached warrants or common stock.
++   Illiquid securities representing 9.45% of net assets.
+ Denotes a step up bond or zero coupon bond that converts to the noted fixed rate at a designated future date.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a)  Non-income producing securities.
(b)  Bond interest in default.



                 See accompanying notes to financial statements

PAINEWEBBER


STATEMENT OF ASSETS AND LIABILITIES                            NOVEMBER 30, 2000


                                                                            U.S.         LOW DURATION    INVESTMENT
                                                                         GOVERNMENT    U.S. GOVERNMENT      GRADE         HIGH
                                                                         INCOME FUND     INCOME FUND     INCOME FUND   INCOME FUND
                                                                        -------------  ---------------   -----------   -----------
ASSETS
Investments in securities, at value (cost--$310,440,964,
  $263,073,999, $218,140,015 and  $250,663,580, respectively) .........  $310,263,083   $265,345,094   $213,607,526   $163,823,209
Cash ..................................................................       296,541            893            414          2,498
Receivable for investments sold .......................................    22,144,922      5,125,781             --        603,359
Dividends and interest receivable .....................................     1,581,791      1,285,966      3,531,574      3,989,415
Receivable for shares of beneficial interest sold .....................         1,375        127,851         85,470         37,171
Other assets ..........................................................        27,352         11,812         20,157         14,332
                                                                         -------------  -------------  -------------  -------------
Total assets ..........................................................   334,315,064    271,897,397    217,245,141    168,469,984
                                                                         -------------  -------------- -------------  -------------
LIABILITIES
Payable for investments purchased .....................................    99,585,000     90,289,001      2,170,906        131,396
Payable for shares of beneficial interest repurchased .................       789,631        190,288        705,739        801,240
Dividends payable .....................................................        76,044         64,197         75,877        106,699
Payable to affiliates .................................................       150,791        127,041        151,703        144,878
Accrued expenses and other liabilities ................................       305,499        118,241        166,827        146,499
                                                                         -------------  -------------  -------------  -------------
Total liabilities .....................................................   100,906,965     90,788,768      3,271,052      1,330,712
                                                                         -------------  -------------  -------------  -------------
NET ASSETS
Beneficial interest--$0.001 par value (unlimited amount authorized) ...   333,971,847    299,591,011    259,125,257    485,023,855
Undistributed (distributions in excess of) net investment income ......       (76,045)       (64,196)       (75,878)       999,716
Accumulated net realized losses from investments, futures
  and options transactions ............................................  (100,309,822)  (120,689,281)   (40,542,801)  (232,043,928)
Net unrealized appreciation/depreciation of investments ...............      (177,881)     2,271,095     (4,532,489)   (86,840,371)
                                                                         -------------  -------------  -------------  ------------
Net assets ............................................................  $233,408,099   $181,108,629   $213,974,089   $167,139,272
                                                                         =============  =============  =============  ============
CLASS A:
Net assets ............................................................  $200,129,823   $129,162,007   $171,779,762   $104,691,522
                                                                         -------------  -------------  -------------  ------------
Shares outstanding ....................................................    23,094,074     55,386,358     18,127,287     26,823,082
                                                                         -------------  -------------  -------------  ------------
Net asset value and redemption value per share ........................         $8.67          $2.33          $9.48          $3.90
                                                                               =======        =======        =======        =======
Maximum offering price per share (net asset value plus sales charge of
  4.00% of offering price--3.00% for Low Duration U.S. Government
  Income Fund) ........................................................         $9.03          $2.40          $9.88          $4.06
                                                                               =======        =======        =======        =======
CLASS B:
Net assets ............................................................  $  7,241,120   $  3,980,509   $ 17,155,039   $ 30,932,897
                                                                         -------------  -------------  -------------  -------------
Shares outstanding ....................................................       835,434      1,710,485      1,810,651      7,931,529
                                                                         -------------  -------------  -------------  -------------
Net asset value and offering price per share ..........................         $8.67          $2.33          $9.47          $3.90
                                                                               =======        =======        =======        =======
CLASS C:
Net assets ............................................................  $ 15,427,264   $ 47,186,313   $ 21,272,345   $ 31,049,335
                                                                         -------------  -------------  -------------  -------------
Shares outstanding ....................................................     1,781,975     20,247,706      2,244,836      7,944,188
                                                                         -------------  -------------  -------------  -------------
Net asset value and offering price per share ..........................         $8.66          $2.33          $9.48          $3.91
                                                                               =======        =======        =======        =======
CLASS Y:
Net assets ............................................................  $ 10,609,892   $    779,800   $  3,766,943   $    465,518
                                                                         -------------  -------------  -------------  -------------
Shares outstanding ....................................................     1,225,441        333,772        397,309        119,362
                                                                         -------------  -------------  -------------  -------------
Net asset value, offering price and redemption value per share ........         $8.66          $2.34          $9.48          $3.90
                                                                               =======        =======        =======        =======



                 See accompanying notes to financial statements

PAINEWEBBER


STATEMENT OF OPERATIONS


                                                                                    FOR THE YEAR ENDED NOVEMBER 30, 2000
                                                                         ---------------------------------------------------------
                                                                            U.S.        LOW DURATION     INVESTMENT
                                                                         GOVERNMENT    U.S. GOVERNMENT     GRADE          HIGH
                                                                         INCOME FUND     INCOME FUND     INCOME FUND   INCOME FUND
                                                                         -----------   ---------------   ------------  -----------
INVESTMENT INCOME:
Interest and dividends ................................................   $17,461,648    $10,860,057    $18,456,663    $33,873,990
                                                                          ------------   ------------   ------------   ------------
EXPENSES:
INVESTMENT ADVISORY AND ADMINISTRATION ................................     1,227,799        802,173      1,192,307      1,466,466
Service fees--Class A .................................................       526,642        255,877        474,117        440,373
Service and distribution fees--Class B ................................        87,351         42,847        203,737        587,346
Service and distribution fees--Class C ................................       127,170        394,880        187,627        430,362
Transfer agency and service fees ......................................       258,549        120,353        264,047        313,788
Custody and accounting ................................................       122,780         82,033        122,220        140,890
Reports and notices to shareholders ...................................        53,800         35,439         53,926         95,869
Professional fees .....................................................        45,920         71,239         59,879         95,531
State registration fees ...............................................        29,200         37,987         35,752         44,188
Trustees' fees ........................................................        10,500         10,500         10,500         10,500
Other expenses ........................................................         6,627         17,580          7,530         46,776
                                                                          ------------   ------------   ------------   ------------
                                                                            2,496,338      1,870,908      2,611,642      3,672,089
Less: Fee waivers from adviser ........................................        (9,772)            --         (4,233)            --
                                                                          ------------   ------------   ------------   ------------
Net expenses ..........................................................     2,486,566      1,870,908      2,607,409      3,672,089
                                                                          ------------   ------------   ------------   ------------
Net investment income .................................................    14,975,082      8,989,149     15,849,254     30,201,901
                                                                          ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains (losses) from:
   Investment transactions ............................................    (7,303,563)      (978,754)   (18,872,038)   (92,495,311)
   Futures ............................................................    (1,220,295)       273,774             --             --
   Options ............................................................            --         41,406             --             --
Net change in unrealized appreciation (depreciation) of:
   Investments ........................................................    12,865,372      2,660,215      8,195,219    (19,882,362)
   Futures ............................................................      (494,835)        (3,087)            --             --
                                                                          ------------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES       3,846,679      1,993,554    (10,676,819)  (112,377,673)
                                                                          ------------   ------------   ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......   $18,821,761    $10,982,703    $ 5,172,435   $(82,175,772)
                                                                          ============   ============   ============   =============



                 See accompanying notes to financial statements

PAINEWEBBER U.S. GOVERNMENT INCOME FUND


STATEMENT OF CHANGES IN NET ASSETS


                                                                                                          FOR THE YEARS
                                                                                                             ENDED
                                                                                                           NOVEMBER 30,
                                                                                                   ---------------------------------
                                                                                                     2000                  1999
                                                                                                   ------------         ------------
FROM OPERATIONS:
Net investment income ........................................................................     $ 14,975,082      $ 17,138,406
Net realized losses from investments, futures and options transactions .......................       (8,523,858)       (6,420,229)
Net change in unrealized appreciation (depreciation) of investments, futures and options .....       12,370,537       (17,806,645)
                                                                                                   --------------    --------------
Net increase (decrease) in net assets resulting from operations ..............................       18,821,761        (7,088,468)
                                                                                                   --------------    --------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class A ...............................................................      (12,958,224)      (14,406,509)
Net investment income--Class B ...............................................................         (465,591)         (826,543)
Net investment income--Class C ...............................................................         (956,203)       (1,167,824)
Net investment income--Class Y ...............................................................         (595,102)         (737,274)
                                                                                                   --------------    --------------
Total dividends to shareholders ..............................................................      (14,975,120)      (17,138,150)
                                                                                                   --------------    --------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares .........................................................       32,093,891        92,941,317
Cost of shares repurchased ...................................................................      (87,679,455)     (140,760,215)
Proceeds from dividends reinvested ...........................................................        8,829,201         9,939,179
                                                                                                   --------------    --------------
Net decrease in net assets from beneficial interest transactions .............................      (46,756,363)      (37,879,719)
                                                                                                   --------------    --------------
Net decrease in net assets ...................................................................      (42,909,722)      (62,106,337)

NET ASSETS:
Beginning of year ............................................................................      276,317,821       338,424,158
                                                                                                   --------------    --------------
End of year ..................................................................................     $233,408,099      $276,317,821
                                                                                                   ==============    ==============



                 See accompanying notes to financial statements

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND


STATEMENT OF CHANGES IN NET ASSETS


                                                                                                            FOR THE YEARS
                                                                                                               ENDED
                                                                                                             NOVEMBER 30,
                                                                                                   --------------------------------
                                                                                                     2000                  1999
                                                                                                   ------------         -----------
FROM OPERATIONS:
Net investment income ........................................................................     $  8,989,149      $  6,269,480
Net realized losses from investments, futures and options transactions .......................         (663,574)       (3,611,938)
Net change in unrealized appreciation (depreciation) of investments and futures ..............        2,657,128          (852,638)
                                                                                                   -------------     --------------
Net increase in net assets resulting from operations .........................................       10,982,703         1,804,904
                                                                                                   -------------     --------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class A ...............................................................       (5,996,899)       (2,677,276)
Net investment income--Class B ...............................................................         (215,642)         (299,808)
Net investment income--Class C ...............................................................       (2,713,256)       (3,107,776)
Net investment income--Class Y ...............................................................          (66,677)         (184,622)
                                                                                                   -------------     --------------
Total dividends to shareholders ..............................................................       (8,992,474)       (6,269,482)
                                                                                                   -------------     --------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares .........................................................       92,743,916       212,615,459
Cost of shares repurchased ...................................................................      (80,068,477)     (205,924,759)
Proceeds from dividends reinvested ...........................................................        7,569,586         4,638,117
                                                                                                   -------------     --------------
Net increase in net assets from beneficial interest transactions .............................       20,245,025        11,328,817
                                                                                                   -------------     --------------
Net increase in net assets ...................................................................       22,235,254         6,864,239

NET ASSETS:
Beginning of year ............................................................................      158,873,375       152,009,136
                                                                                                   -------------     --------------
End of year ..................................................................................     $181,108,629      $158,873,375
                                                                                                   =============     ==============



                 See accompanying notes to financial statements

PAINEWEBBER INVESTMENT GRADE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                            FOR THE YEARS
                                                                                                                 ENDED
                                                                                                             NOVEMBER 30,
                                                                                                   ---------------------------------
                                                                                                     2000                  1999
                                                                                                   ------------         ------------
FROM OPERATIONS:
Net investment income ........................................................................     $ 15,849,254      $ 17,743,821
Net realized losses from investments and futures transactions ................................      (18,872,038)       (2,351,042)
Net change in unrealized appreciation (depreciation) of investments and futures ..............        8,195,219       (20,694,030)
                                                                                                   -------------     --------------
Net increase (decrease) in net assets resulting from operations ..............................        5,172,435        (5,301,251)
                                                                                                   -------------     --------------
DIVIDENDS TO SHAREHOLDERS FROM:

Net investment income--Class A ...............................................................      (12,957,607)      (13,633,333)
Net investment income--Class B ...............................................................       (1,240,649)       (1,912,697)
Net investment income--Class C ...............................................................       (1,591,559)       (1,980,821)
Net investment income--Class Y ...............................................................         (242,536)         (266,757)
From paid in capital--Class A ................................................................         (653,722)               --
From paid in capital--Class B ................................................................          (61,529)               --
From paid in capital--Class C ................................................................          (79,534)               --
From paid in capital--Class Y ................................................................          (12,062)               --
                                                                                                   -------------     --------------
Total dividends to shareholders ..............................................................      (16,839,198)      (17,793,608)
                                                                                                   -------------     --------------
FROM BENEFICIAL INTEREST TRANSACTIONS:

Net proceeds from the sale of shares .........................................................       28,632,258        57,811,186
Cost of shares repurchased ...................................................................      (74,700,405)      (77,144,688)
Proceeds from dividends reinvested ...........................................................        9,655,733         9,816,308
                                                                                                   -------------     --------------
Net decrease in net assets from beneficial interest transactions .............................      (36,412,414)       (9,517,194)
                                                                                                   -------------     --------------
Net decrease in net assets ...................................................................      (48,079,177)      (32,612,053)

NET ASSETS:
Beginning of year ............................................................................      262,053,266       294,665,319
                                                                                                   -------------     --------------
End of year ..................................................................................     $213,974,089      $262,053,266
                                                                                                   =============     ==============



                 See accompanying notes to financial statements

PAINEWEBBER HIGH INCOME FUND


STATEMENT OF CHANGES IN NET ASSETS


                                                                                                            FOR THE YEARS
                                                                                                               ENDED
                                                                                                             NOVEMBER 30,
                                                                                                   ---------------------------------
                                                                                                     2000                  1999
                                                                                                   ------------         ------------
FROM OPERATIONS:
Net investment income ........................................................................     $ 30,201,901      $ 50,613,396
Net realized losses from investment transactions .............................................      (92,495,311)      (19,041,784)
Net change in unrealized appreciation (depreciation) of investments ..........................      (19,882,362)      (19,675,123)
                                                                                                   -------------     --------------
Net increase (decrease) in net assets resulting from operations ..............................      (82,175,772)       11,896,489
                                                                                                   -------------     --------------
DIVIDENDS TO SHAREHOLDERS FROM:

Net investment income--Class A ...............................................................      (20,012,025)      (26,526,311)
Net investment income--Class B ...............................................................       (6,184,676)      (14,276,554)
Net investment income--Class C ...............................................................       (6,217,860)       (9,573,976)
Net investment income--Class Y ...............................................................         (118,564)         (298,107)
                                                                                                   -------------     --------------
Total dividends to shareholders ..............................................................      (32,533,125)      (50,674,948)
                                                                                                   -------------     --------------
FROM BENEFICIAL INTEREST TRANSACTIONS:

Net proceeds from the sale of shares .........................................................       34,043,733       164,783,645
Cost of shares repurchased ...................................................................     (175,105,429)     (276,858,175)
Proceeds from dividends reinvested ...........................................................       13,592,356        22,999,869
                                                                                                   -------------     --------------
Net decrease in net assets from beneficial interest transactions .............................     (127,469,340)      (89,074,661)
                                                                                                   -------------     --------------
Net decrease in net assets ...................................................................     (242,178,237)     (127,853,120)

NET ASSETS:
Beginning of year ............................................................................      409,317,509       537,170,629
                                                                                                   -------------     --------------
End of year (including undistributed net investment income of $999,716 and
     $3,040,419, respectively) ...............................................................     $167,139,272      $409,317,509
                                                                                                   =============     ==============



                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    PaineWebber Managed Investments Trust (the "Trust") was organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company. The Trust is a series mutual fund with seven funds: PaineWebber U.S. Government Income Fund ("U.S. Government Income Fund"), PaineWebber Low Duration U.S. Government Income Fund ("Low Duration U.S. Government Income Fund"), PaineWebber Investment Grade Income Fund ("Investment Grade Income Fund"), PaineWebber High Income Fund ("High Income Fund") (collectively, the "Funds"), PaineWebber Asia Pacific Growth Fund, PaineWebber Tax-Managed Equity Fund and PaineWebber Strategy Fund. The financial statements for PaineWebber Asia Pacific Growth Fund, PaineWebber Tax-Managed Equity Fund and PaineWebber Strategy Fund are not included herein.

    Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan. Class Y shares have no service or distribution plan.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

    VALUATION OF INVESTMENTS--The Funds calculate their net asset value based on the current market value for the portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment adviser (or manager) and administrator of the Fund, or by the Fund's sub-advisor(s). Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), an indirect wholly owned subsidiary of UBS AG. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

    REPURCHASE AGREEMENTS--The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to

NOTES TO FINANCIAL STATEMENTS


repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each of the Funds occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

    INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized (with the exception of U.S. Government Income Fund) as adjustments to interest income and the identified cost of investments.

    In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The revised version of the Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and will require investment companies to amortize premiums and discounts on fixed income securities. The U.S. Government Income Fund currently does not amortize premiums on fixed income securities. Upon adoption, the U.S. Government Income Fund will be required to record a cumulative effect adjustment to reflect the amortization of premiums. The adjustment will reduce net investment income and increase unrealized appreciation on securities and therefore will not impact total net assets. At this time, the U.S. Government Income Fund has not completed its analysis of the impact of this accounting change.

    Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

    DOLLAR ROLLS--Low Duration U.S. Government Income Fund and U.S. Government Income Fund may enter into transactions in which these Funds sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date (the "roll period"). During the roll period, the Funds forego principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by fee income or a lower repurchase price.

    FUTURES CONTRACTS--Upon entering into a financial futures contract, a Fund is required to pledge to a broker an amount of cash and/or U.S. Government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

    Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Funds (except High Income Fund) primarily use financial futures contracts for hedging or to manage the average duration of the Fund's portfolio. However, imperfect correlations between futures contracts and the portfolio securities being hedged, or market disruptions, do not normally permit full control of these risks at all times.

NOTES TO FINANCIAL STATEMENTS


    OPTION WRITING--When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option. The U.S. Government Income Fund and Low Duration U.S. Government Income Fund primarily used written options for the enhancement of income to the Funds.

    REVERSE REPURCHASE AGREEMENTS--Each of the Funds may enter into reverse repurchase agreements with qualified third party broker-dealers as determined by, and under the direction of, the board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the Fund's custodian containing liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. For the year ended November 30, 2000, no fund entered into reverse repurchase agreements.

    DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

    The ability of the issuers of the debt securities, including mortgage- and asset-backed securities held by the Funds to meet their obligations, may be affected by economic developments, including those particular to a specific industry or region. Mortgage- and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayments.

WRITTEN OPTION ACTIVITY

    Transactions in options written for the year ended November 30, 2000 were as follows:

                                                                                                LOW DURATION U.S.
                                                                                             GOVERNMENT INCOME FUND
                                                                                        --------------------------------
                                                                                         NUMBER OF
                                                                                          OPTIONS             PREMIUMS
                                                                                        -----------         ------------
        Options outstanding at November 30, 1999 ...................................           0             $        0
        Options written ............................................................         950                335,937
        Options terminated in closing purchase transactions ........................        (500)              (294,531)
        Options expired ............................................................        (450)               (41,406)
                                                                                            ----             ----------
        Options outstanding at November 30, 2000 ...................................           0             $        0
                                                                                            ====             ==========

NOTES TO FINANCIAL STATEMENTS


INVESTMENT ADVISER AND ADMINISTRATOR

    Each Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays Mitchell Hutchins an Investment Advisory and Administration Fee, which is accrued daily and paid monthly, at the annual rate of 0.50% of each Fund's average daily net assets. At November 30, 2000, U.S. Government Income Fund, Low Duration U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund owed Mitchell Hutchins $94,593, $70,371, $88,453 and $73,801, respectively, in investment advisory and administration fees. Mitchell Hutchins waived a portion of its investment advisory and administration fees in connection with the U.S. Government Income Fund's and Investment Grade Income Fund's Investment of cash collateral from security lending in the Mitchell Hutchins Private Money Market Fund LLC. for the year ended November 30, 2000, Mitchell Hutchins waived $9,772 and $4,233, respectively.

    Under a separate contract with Mitchell Hutchins ("Sub-Advisory Contract"), Pacific Investment Management Company ("PIMCO") serves as the sub-adviser for Low Duration U.S. Government Income Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays PIMCO a fee, computed daily and payable monthly, in an amount equal to one-half of the advisory fee received by Mitchell Hutchins from the Fund. This Sub-Advisory Contract was in effect for the year ended November 30, 2000.

    On October 6, 2000 the board for U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund terminated the existing Advisory Contract ("Old Advisory Contract") with Mitchell Hutchins relating to the Funds and approved new interim investment management arrangements that became effective October 10, 2000.

    For each of the Funds, the interim investment management arrangements consist of a new Interim Investment Management and Administration Contract ("Interim Management Contract") with Mitchell Hutchins and an Interim Sub-Advisory Contract with an unaffiliated sub-adviser. Under the Interim Management Contracts, Mitchell Hutchins' primary portfolio management responsibility is to identify appropriate sub-advisers to manage each Fund's assets and to review and monitor the performance of those sub-advisers. The fees payable by each Fund to Mitchell Hutchins under its Interim Management Contract are identical to the fees under the Old Advisory Contract. Mitchell Hutchins (not the Funds) pays the sub-advisers for their services under the Interim Sub-Advisory Contracts. The new sub-advisers for the Funds are identified below:

  FUND                                   SUB-ADVISER
  ----                                   -----------
  U.S. Government Income Fund            Pacific Investment Management Company LLC
  Investment Grade Income Fund           Metropolitan West Asset Management, LLC
  High Income Fund                       Massachusetts Financial Services Company

NOTES TO FINANCIAL STATEMENTS


DISTRIBUTION PLANS

    Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to the Class A, Class B and Class C shares, each Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% and 0.50% of the average daily net assets of Class B and Class C shares, respectively. At November 30, 2000, U.S. Government Income Fund, Low Duration U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund owed Mitchell Hutchins $56,148, $56,670, $63,210 and $71,077, respectively, in service and distribution fees.

    Mitchell Hutchins also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed each Fund that for the year ended November 30, 2000, it earned $53,836, $575,416, $109,988 and $415,006 in sales charges for the U.S. Government Income Fund, Low Duration U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund, respectively.

SECURITY LENDING

    Each Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund's lending agent is PaineWebber, who received compensation for the year ended November 30, 2000 from the U.S. Government Income Fund and Investment Grade Income Fund of $15,676 and $5,887, respectively.

    For the year ended November 30, 2000, the U.S. Government Income Fund and Investment Grade Income Fund earned compensation of $44,597 and $16,668, respectively, net of fees, rebates and expenses from securities lending transactions. At November 30, 2000, the U.S. Government Income Fund and the Investment Grade Income Fund owed PaineWebber $50 and $40, respectively, in security lending fees. At November 30, 2000 there were no securities on loan by the Funds.

BANK LINE OF CREDIT

            Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. In connection therewith, each Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the Funds in the Facility. Interest is charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended November 30, 2000, the Funds did not borrow under the Facility.

TRANSFER AGENCY SERVICE FEES

    PaineWebber provides transfer agency related services to each Fund pursuant to a delegation of authority from PFPC Inc., each Fund's transfer agent, and is compensated for these services by PFPC Inc., not the Funds. For the year ended November 30, 2000, PaineWebber received from PFPC Inc. (not the Funds) approximately 52%, 52%, 36% and 51%

NOTES TO FINANCIAL STATEMENTS


of the total transfer agency fees collected by PFPC Inc. from the U.S. Government Income Fund, Low Duration U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund, respectively.

INVESTMENTS IN SECURITIES

    For federal income tax purposes, the cost of securities owned at November 30, 2000 was substantially the same as the cost of securities for financial statement purposes.

    At November 30, 2000, the components of the net unrealized appreciation (depreciation) of investments were as follows:

                                                                             U.S.         LOW DURATION    INVESTMENT
                                                                          GOVERNMENT    U.S. GOVERNMENT      GRADE          HIGH
                                                                          INCOME FUND     INCOME FUND    INCOME FUND    INCOME FUND
                                                                          -----------     -----------    -----------    -----------
Gross appreciation (investments having an excess of value over cost)....  $ 2,319,688      $2,739,575    $ 2,141,958   $  2,844,305
Gross depreciation (investments having an excess of cost over value)....   (2,497,569)       (468,480)    (6,674,447)   (89,684,676)
                                                                          -----------      ----------    -----------   ------------
Net unrealized appreciation (depreciation) of investments...............  $  (177,881)     $2,271,095    $(4,532,489)  $(86,840,371)
                                                                          ===========      ==========    ===========   ============

    For the year ended November 30, 2000, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                                                            U.S.         LOW DURATION    INVESTMENT
                                                                         GOVERNMENT    U.S. GOVERNMENT      GRADE          HIGH
                                                                         INCOME FUND     INCOME FUND    INCOME FUND    INCOME FUND
                                                                         -----------     -----------    -----------    -----------
Purchases.............................................................  $  988,810,260   $1,053,631,932  $367,228,299   $173,317,448
Sales.................................................................   1,029,441,535      934,449,183   453,796,113    289,370,451

FEDERAL TAX STATUS

    Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

    For the year ended November 30, 2000, the reclassifications arising from permanent "book/tax" differences resulting in increases (decreases) to the components of net assets were as follows:

                                                                         UNDISTRIBUTED
                                                                        (DISTRIBUTIONS
                                                                           IN EXCESS
                                                                            OF) NET        ACCUMULATED
                                                                          INVESTMENT      NET REALIZED     BENEFICIAL
                                                                            INCOME       GAINS (LOSSES)     INTEREST
                                                                        --------------   --------------    ----------
U.S. Government Income Fund...........................................   $    93,563       $ (56,158)      $ (37,405)
Low Duration U.S. Government Income Fund..............................       (18,175)         76,252         (58,077)
Investment Grade Inome Fund...........................................     1,271,231        (464,384)       (806,847)
High Income Fund......................................................       290,521               0        (290,521)

    At November 30, 2000, U.S. Government Income Fund, Low Duration U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund had net capital loss carryforwards of $100,309,822, $120,614,108, $40,542,801 and
$234,128,875, respectively. These loss carryforwards are available as reductions, to the extent provided in the regulations, of future net realized capital gains, and will expire between November 30, 2001 and November 30, 2008. To the extent that such losses are used to offset future net realized capital gains, it is probable that these gains will not be distributed.

NOTES TO FINANCIAL STATEMENTS


SHARES OF BENEFICIAL INTEREST

    There is an unlimited number of $0.001 par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

                                                            CLASS A                          CLASS B
                                                ------------------------------    ------------------------------
                                                    SHARES          AMOUNT            SHARES          AMOUNT
                                                -------------    -------------    -------------    -------------
U.S. GOVERNMENT
  INCOME FUND
YEAR ENDED NOVEMBER 30, 2000:

Shares sold ..................................      2,989,849    $  25,213,203          102,585    $     869,659
Shares repurchased ...........................     (8,269,123)     (69,901,682)        (560,120)      (4,721,955)
Shares converted from
  Class B to Class A .........................        302,012        2,549,716         (301,938)      (2,549,716)
Dividends reinvested .........................        862,395        7,299,349           34,988          295,964
                                                -------------    -------------    -------------    -------------
Net decrease .................................     (4,114,867)   $ (34,839,414)        (724,485)   $  (6,106,048)
                                                =============    =============    =============    =============

YEAR ENDED NOVEMBER 30, 1999:

Shares sold ..................................      7,031,019    $  60,739,242          689,705    $   6,053,726
Shares repurchased ...........................    (12,054,086)    (104,852,709)        (667,932)      (5,858,579)
Shares converted from
  Class B to Class A .........................      1,048,968        9,307,137       (1,048,781)      (9,307,137)
Dividends reinvested .........................        907,336        7,987,103           52,309          461,448
                                                -------------    -------------    -------------    -------------
Net increase (decrease) ......................     (3,066,763)   $ (26,819,227)        (974,699)   $  (8,650,542)
                                                =============    =============    =============    =============

LOW DURATION U.S.
  GOVERNMENT INCOME FUND
YEAR ENDED NOVEMBER 30, 2000:

Shares sold ..................................     37,521,242    $  86,301,637          882,272    $   2,022,138
Shares repurchased ...........................    (22,542,403)     (51,789,507)      (1,395,684)      (3,198,780)
Shares converted from
  Class B to Class A .........................        271,297          621,472         (271,297)        (621,472)
Dividends reinvested .........................      2,343,033        5,380,433           67,052          153,745
                                                -------------    -------------    -------------    -------------
Net increase (decrease) ......................     17,593,169    $  40,514,035         (717,657)   $  (1,644,369)
                                                =============    =============    =============    =============

YEAR ENDED NOVEMBER 30, 1999:

Shares sold ..................................     80,259,489    $ 186,412,759        1,757,169    $   4,134,549
Shares repurchased ...........................    (71,208,112)    (165,961,016)      (1,463,372)      (3,423,339)
Shares converted from
  Class B to Class A .........................      1,180,032        2,761,865       (1,180,032)      (2,761,865)
Dividends reinvested .........................        871,206        2,040,471           91,329          213,931
                                                -------------    -------------    -------------    -------------
Net increase (decrease) ......................     11,102,615    $  25,254,079         (794,906)   $  (1,836,724)
                                                =============    =============    =============    =============


                                                            CLASS C                          CLASS Y
                                                ------------------------------    ------------------------------
                                                    SHARES          AMOUNT            SHARES          AMOUNT
                                                -------------    -------------    -------------    -------------
U.S. GOVERNMENT
  INCOME FUND
YEAR ENDED NOVEMBER 30, 2000:

Shares sold ..................................        126,123    $   1,063,580          581,740    $   4,947,449
Shares repurchased ...........................       (775,266)      (6,536,762)        (772,480)      (6,519,056)
Shares converted from
  Class B to Class A .........................         --               --                --              --
Dividends reinvested .........................         76,422          645,943           69,544          587,945
                                                -------------    -------------    -------------    -------------
Net decrease .................................       (572,721)   $  (4,827,239)        (121,196)   $    (983,662)
                                                =============    =============    =============    =============

YEAR ENDED NOVEMBER 30, 1999:

Shares sold ..................................        577,920    $   5,161,090        2,385,567    $  20,987,259
Shares repurchased ...........................     (1,040,037)      (9,188,494)      (2,377,192)     (20,860,433)
Shares converted from
  Class B to Class A .........................         --               --                --              --
Dividends reinvested .........................         88,070          774,343           81,752          716,285
                                                -------------    -------------    -------------    -------------
Net increase (decrease) ......................       (374,047)   $  (3,253,061)          90,127    $     843,111
                                                =============    =============    =============    =============

LOW DURATION U.S.
  GOVERNMENT INCOME FUND
YEAR ENDED NOVEMBER 30, 2000:

Shares sold ..................................      1,277,354    $   2,938,032          643,931    $   1,482,109
Shares repurchased ...........................     (9,275,076)     (21,258,115)      (1,666,783)      (3,822,075)
Shares converted from
  Class B to Class A .........................         --              --                --               --
Dividends reinvested .........................        858,509        1,968,566           29,063           66,842
                                                -------------    -------------    -------------    -------------
Net increase (decrease) ......................     (7,139,213)   $ (16,351,517)        (993,789)   $  (2,273,124)
                                                =============    =============    =============    =============

YEAR ENDED NOVEMBER 30, 1999:

Shares sold ..................................      4,425,998    $  10,445,726        4,973,305    $  11,622,425
Shares repurchased ...........................    (11,143,910)     (26,125,554)      (4,479,319)     (10,414,850)
Shares converted from
  Class B to Class A .........................         --              --                --              --
Dividends reinvested .........................        943,723        2,210,501           73,966          173,214
                                                -------------    -------------    -------------    -------------
Net increase (decrease) ......................     (5,774,189)   $ (13,469,327)         567,952    $   1,380,789
                                                =============    =============    =============    =============

NOTES TO FINANCIAL STATEMENTS


SHARES OF BENEFICIAL INTEREST(CONCLUDED)

                                                            CLASS A                          CLASS B
                                                ------------------------------    ------------------------------
                                                    SHARES          AMOUNT            SHARES          AMOUNT
                                                -------------    -------------    -------------    -------------
INVESTMENT GRADE
  INCOME FUND
YEAR ENDED NOVEMBER 30, 2000:

Shares sold ..................................      2,189,680    $  21,363,782          338,262    $   3,282,585
Shares repurchased ...........................     (5,625,075)     (54,464,443)        (768,516)      (7,457,913)
Shares converted from
  Class B to Class A .........................        490,294        4,778,860         (490,294)      (4,778,860)
Dividends reinvested .........................        815,271        7,890,730           74,415          720,857
                                                -------------    -------------    -------------    -------------
Net decrease .................................     (2,129,830)   $ (20,431,071)        (846,133)   $  (8,233,331)
                                                =============    =============    =============    =============

YEAR ENDED NOVEMBER 30, 1999:

Shares sold ..................................      3,007,963    $  31,130,739          757,173    $   7,888,019
Shares repurchased ...........................     (4,615,505)     (47,584,539)        (933,978)      (9,613,270)
Shares converted from
  Class B to Class A .........................      1,081,307       11,200,176       (1,081,604)     (11,200,176)
Dividends reinvested .........................        729,999        7,505,558          103,279        1,064,756
                                                -------------    -------------    -------------    -------------
Net increase (decrease) ......................        203,764    $   2,251,934       (1,155,130)   $ (11,860,671)
                                                =============    =============    =============    =============

HIGH INCOME FUND
YEAR ENDED NOVEMBER 30, 2000:

Shares sold ..................................      3,330,564    $  22,575,418        1,176,129    $   6,316,352
Shares repurchased ...........................    (19,083,768)    (102,690,425)      (5,993,043)     (35,128,865)
Shares converted from
  Class B to Class A .........................      2,927,629       13,643,828       (2,929,955)     (13,643,828)
Dividends reinvested .........................      1,582,919        8,293,874          395,730        2,094,101
                                                -------------    -------------    -------------    -------------
Net decrease .................................    (11,242,656)   $ (58,177,305)      (7,351,139)   $ (40,362,240)
                                                =============    =============    =============    =============

YEAR ENDED NOVEMBER 30, 1999:

Shares sold ..................................     16,234,296    $ 104,312,639        5,419,044    $  35,346,423
Shares repurchased ...........................    (24,429,499)    (158,179,372)     (12,058,749)     (77,592,777)
Shares converted from
  Class B to Class A .........................      5,592,768       36,187,733       (5,598,612)     (36,187,733)
Dividends reinvested .........................      1,824,126       11,743,507          907,696        5,872,521
                                                -------------    -------------    -------------    -------------
Net decrease .................................       (778,309)   $  (5,935,493)     (11,330,621)   $ (72,561,566)
                                                =============    =============    =============    =============


                                                            CLASS C                          CLASS Y
                                                ------------------------------    ------------------------------
                                                    SHARES          AMOUNT            SHARES          AMOUNT
                                                -------------    -------------    -------------    -------------
INVESTMENT GRADE
  INCOME FUND
YEAR ENDED NOVEMBER 30, 2000:

Shares sold ..................................        173,215    $   1,681,749          237,130    $   2,304,142
Shares repurchased ...........................       (982,608)      (9,547,495)        (329,400)      (3,230,554)
Shares converted from
  Class B to Class A .........................         --               --               --               --
Dividends reinvested .........................         81,896          793,117           25,918          251,029
                                                -------------    -------------    -------------    -------------
Net decrease .................................       (727,497)   $  (7,072,629)         (66,352)   $    (675,383)
                                                =============    =============    =============    =============

YEAR ENDED NOVEMBER 30, 1999:

Shares sold ..................................      1,155,322    $  12,187,153          648,010    $   6,605,275
Shares repurchased ...........................     (1,472,093)     (15,317,509)        (458,002)      (4,629,370)
Shares converted from
  Class B to Class A .........................         --               --               --               --
Dividends reinvested .........................         95,887          987,099           25,297          258,895
                                                -------------    -------------    -------------    -------------
Net increase (decrease) ......................       (220,884)   $  (2,143,257)         215,305    $   2,234,800
                                                =============    =============    =============    =============

HIGH INCOME FUND
YEAR ENDED NOVEMBER 30, 2000:

Shares sold ..................................        820,592    $   4,800,286           61,054    $     351,677
Shares repurchased ...........................     (6,678,282)     (35,470,612)        (313,755)      (1,815,527)
Shares converted from
  Class B to Class A .........................         --               --               --               --
Dividends reinvested .........................        582,660        3,087,759           21,465          116,622
                                                -------------    -------------    -------------    -------------
Net decrease .................................     (5,275,030)   $ (27,582,567)        (231,236)   $  (1,347,228)
                                                =============    =============    =============    =============

YEAR ENDED NOVEMBER 30, 1999:

Shares sold ..................................      3,375,141    $  21,986,584          486,084    $   3,137,999
Shares repurchased ...........................     (5,795,558)     (37,436,947)        (577,517)      (3,649,079)
Shares converted from
  Class B to Class A .........................         --               --               --               --
Dividends reinvested .........................        789,183        5,089,006           46,019          294,835
                                                -------------    -------------    -------------    -------------
Net decrease .................................     (1,631,234)   $ (10,361,357)         (45,414)   $    (216,245)
                                                =============    =============    =============    =============

PROPOSED MERGERS

    On October 6, 2000, the board unanimously approved the submission to shareholders of the merger of U.S. Government Income Fund and Low Duration U.S. Government Income Fund into PACE Government Securities Fixed Income Investments, a series of PaineWebber PACE Select Advisors Trust ("PACE Trust"); the board also unanimously approved the submission to shareholders of the merger of Investment Grade Income Fund into PACE Intermediate Fixed Income Investments, another series of PACE Trust. Each merger was approved by the Fund's shareholders at meetings held in January 2001. The merger is expected to become effective in February 2001.

PAINEWEBBER U.S. GOVERNMENT INCOME FUND


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                                               CLASS A
                                                                     --------------------------------------------------------------
                                                                                    FOR THE YEARS ENDED NOVEMBER 30,
                                                                     --------------------------------------------------------------
                                                                        2000+        1999         1998         1997          1996
                                                                     ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of year ...............................      $ 8.51       $ 9.20       $ 8.94       $ 8.86       $ 9.12
                                                                        ------       ------       ------       ------       ------
Net investment income ............................................        0.52         0.50         0.51         0.54         0.55
Net realized and unrealized gains (losses) from investments,
   futures and options ...........................................        0.16        (0.69)        0.26         0.08        (0.26)
                                                                        ------       ------       ------       ------       ------
Net increase (decrease) from investment operations ...............        0.68        (0.19)        0.77         0.62         0.29
                                                                        ------       ------       ------       ------       ------
Dividends from net investment income .............................       (0.52)       (0.50)       (0.51)       (0.54)       (0.55)
                                                                        ------       ------       ------       ------       ------
Net asset value, end of year .....................................      $ 8.67       $ 8.51       $ 9.20       $ 8.94       $ 8.86
                                                                        ======       ======       ======       ======       ======
Total investment return (1) ......................................        8.41%       (2.14)%       9.06%        7.27%        3.39%
                                                                        ======       ======       ======       ======       ======
Ratios/Supplemental Data:
Net assets, end of year (000's) ..................................    $200,130     $231,569     $278,483     $291,470     $343,836
Expenses to average net assets, net of waivers from advisers (2) .        0.96%        1.01%        1.03%        0.94%        0.94%
Net investment income to average net assets,
   net of waivers from advisers (2) ..............................        6.15%        5.65%        5.69%        6.15%        6.24%
Portfolio turnover rate ..........................................         352%         375%         370%         322%         359%

--------------------
+ Investment Advisory functions for this fund were transferred from Mitchell Hutchins Asset Management Inc. to Pacific Investment Management Company LLC on October 10, 2000.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include sales charges; results would be lower if they were included.
(2) During the years ended November 30, 2000 and November 30, 1999, Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the waiver represents less than 0.005%.

                                                                                               CLASS B
                                                                     --------------------------------------------------------------
                                                                                    FOR THE YEARS ENDED NOVEMBER 30,
                                                                     --------------------------------------------------------------
                                                                        2000+        1999         1998         1997         1996
                                                                     ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of year ...............................      $ 8.51       $ 9.20       $ 8.94       $ 8.87       $ 9.12
                                                                        ------       ------       ------       ------       ------
Net investment income ............................................        0.45         0.43         0.44         0.47         0.48
Net realized and unrealized gains (losses) from investments,
   futures and options ...........................................        0.16        (0.69)        0.26         0.07        (0.25)
                                                                        ------       ------       ------       ------       ------
Net increase (decrease) from investment operations ...............        0.61        (0.26)        0.70         0.54         0.23
                                                                        ------       ------       ------       ------       ------
Dividends from net investment income .............................       (0.45)       (0.43)       (0.44)       (0.47)       (0.48)
                                                                        ------       ------       ------       ------       ------
Net asset value, end of year .....................................      $ 8.67       $ 8.51       $ 9.20       $ 8.94       $ 8.87
                                                                        ======       ======       ======       ======       ======
Total investment return (1) ......................................        7.51%       (2.93)%       8.16%        6.34%        2.72%
                                                                        ======       ======       ======       ======       ======
Ratios/Supplemental Data:
Net assets, end of year (000's) ..................................      $7,241      $13,278      $23,318      $42,097      $61,873
Expenses to average net assets, net of waivers from advisers (2) .        1.78%        1.82%        1.83%        1.69%        1.70%
Net investment income to average net assets,
   net of waivers from advisers (2) ..............................        5.33%        4.81%        4.87%        5.40%        5.47%
Portfolio turnover rate ..........................................         352%         375%         370%         322%         359%

                                                                                               CLASS C
                                                                     --------------------------------------------------------------
                                                                                    FOR THE YEARS ENDED NOVEMBER 30,
                                                                     --------------------------------------------------------------
                                                                        2000+        1999         1998         1997         1996
                                                                     ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of year ...............................      $ 8.50       $ 9.19       $ 8.93       $ 8.86       $ 9.11
                                                                        ------       ------       ------       ------       ------
Net investment income ............................................        0.47         0.45         0.47         0.49         0.50
Net realized and unrealized gains (losses) from investments,
   futures and options ...........................................        0.16        (0.69)        0.26         0.07        (0.25)
                                                                        ------       ------       ------       ------       ------
Net increase (decrease) from investment operations ...............        0.63        (0.24)        0.73         0.56         0.25
                                                                        ------       ------       ------       ------       ------
Dividends from net investment income .............................       (0.47)       (0.45)       (0.47)       (0.49)       (0.50)
                                                                        ------       ------       ------       ------       ------
Net asset value, end of year .....................................      $ 8.66       $ 8.50       $ 9.19       $ 8.93       $ 8.86
                                                                        ======       ======       ======       ======       ======
Total investment return (1) ......................................        7.84%       (2.65)%       8.50%        6.62%        2.98%
                                                                        ======       ======       ======       ======       ======
Ratios/Supplemental Data:
Net assets, end of year (000's) ..................................     $15,427      $20,021      $25,076      $28,132      $37,754
Expenses to average net assets, net of waivers from advisers (2) .        1.48%        1.53%        1.54%        1.44%        1.45%
Net investment income to average net assets,
   net of waivers from advisers (2) ..............................        5.64%        5.13%        5.17%        5.66%        5.74%
Portfolio turnover rate ..........................................         352%         375%         370%         322%         359%

PAINEWEBBER U.S. GOVERNMENT INCOME FUND


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                                               CLASS Y
                                                                     --------------------------------------------------------------
                                                                                    FOR THE YEARS ENDED NOVEMBER 30,
                                                                     --------------------------------------------------------------
                                                                        2000+        1999         1998         1997         1996
                                                                     ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of year ...............................      $ 8.50       $ 9.19       $ 8.93       $ 8.86       $ 9.11
                                                                        ------       ------       ------       ------       ------
Net investment income ............................................        0.54         0.52         0.54         0.56         0.57
Net realized and unrealized gains (losses) from investments,
   futures and options ...........................................        0.16        (0.69)        0.26         0.07        (0.25)
                                                                        ------       ------       ------       ------       ------
Net increase (decrease) from investment operations ...............        0.70        (0.17)        0.80         0.63         0.32
                                                                        ------       ------       ------       ------       ------
Dividends from net investment income .............................       (0.54)       (0.52)       (0.54)       (0.56)       (0.57)
                                                                        ------       ------       ------       ------       ------
Net asset value, end of year .....................................      $ 8.66       $ 8.50       $ 9.19       $ 8.93       $ 8.86
                                                                        ======       ======       ======       ======       ======
Total investment return (1) ......................................        8.75%       (1.84)%       9.41%        7.43%        3.81%
                                                                        ======       ======       ======       ======       ======
Ratios/Supplemental Data:
Net assets, end of year (000's) ..................................     $10,610      $11,450      $11,547       $6,816       $6,495
Expenses to average net assets, net of waivers from advisers (2) .        0.64%        0.69%        0.71%        0.67%        0.64%
Net investment income to average net assets,
   net of waivers from advisers (2) ..............................        6.46%        5.97%        5.99%        6.41%        6.53%
Portfolio turnover rate ..........................................         352%         375%         370%         322%         359%

--------------------
+ Investment Advisory functions for this fund were transferred from Mitchell Hutchins Asset Management Inc. to Pacific Investment Management Company LLC on October 10, 2000.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include program fees; results would be lower if they were included.
(2) During the years ended November 30, 2000 and November 30, 1999, Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the waiver represents less than 0.005%.

                 (This page has been left blank intentionally.)

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                                               CLASS A
                                                                     --------------------------------------------------------------
                                                                                    FOR THE YEARS ENDED NOVEMBER 30,
                                                                     --------------------------------------------------------------
                                                                        2000         1999         1998         1997          1996
                                                                     ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of year .............................        $ 2.31       $ 2.38       $ 2.37       $ 2.35       $ 2.34
                                                                        ------       ------       ------       ------       ------
Net investment income ..........................................          0.14         0.12         0.13         0.13         0.14
Net realized and unrealized gains (losses) from investments,
   futures and options .........................................          0.02        (0.07)        0.01         0.02         0.01
                                                                        ------       ------       ------       ------       ------
Net increase in net asset value from operations ................          0.16         0.05         0.14         0.15         0.15
                                                                        ------       ------       ------       ------       ------
Dividends from net investment income ...........................         (0.14)       (0.12)       (0.13)       (0.13)       (0.14)
                                                                        ------       ------       ------       ------       ------
Net asset value, end of year ...................................        $ 2.33       $ 2.31       $ 2.38       $ 2.37       $ 2.35
                                                                        ======       ======       ======       ======       ======
Total investment return (1) ....................................          7.02%        1.99%        6.11%        6.67%        6.46%
                                                                        ======       ======       ======       ======       ======
Ratios/Supplemental Data:
Net assets, end of year (000's) ................................      $129,162      $87,142      $63,606      $33,648      $71,216
Expenses to average net assets .................................          0.91%        0.96%        1.07%+       1.04%        1.21%
Net investment income to average net assets ....................          5.86%        4.95%        5.37%+       5.72%        5.84%
Portfolio turnover rate ........................................           453%         270%         411%         359%         210%

-----------------------

+ Includes 0.13% of interest expense related to a reverse repurchase agreement entered into during the year.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include sales charges; results would be lower if they were included.

                                                                                               CLASS B
                                                                     --------------------------------------------------------------
                                                                                    FOR THE YEARS ENDED NOVEMBER 30,
                                                                     --------------------------------------------------------------
                                                                        2000         1999         1998         1997          1996
                                                                     ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of year .............................        $ 2.30       $ 2.38       $ 2.37       $ 2.35       $ 2.34
                                                                        ------       ------       ------       ------       ------
Net investment income ..........................................          0.12         0.10         0.11         0.11         0.12
Net realized and unrealized gains (losses) from investments,
   futures and options .........................................          0.03        (0.08)        0.01         0.02         0.01
                                                                        ------       ------       ------       ------       ------
Net increase in net asset value from operations ................          0.15         0.02         0.12         0.13         0.13
                                                                        ------       ------       ------       ------       ------
Dividends from net investment income ...........................         (0.12)       (0.10)       (0.11)       (0.11)       (0.12)
                                                                        ------       ------       ------       ------       ------
Net asset value, end of year ...................................        $ 2.33       $ 2.30       $ 2.38       $ 2.37       $ 2.35
                                                                        ======       ======       ======       ======       ======
Total investment return (1) ....................................          6.54%        0.71%        5.24%        5.81%        5.60%
                                                                        ======       ======       ======       ======       ======
Ratios/Supplemental Data:
Net assets, end of year (000's) ................................        $3,981       $5,589       $7,670       $6,949       $7,716
Expenses to average net assets .................................          1.79%        1.78%        1.91%+       1.87%        2.03%
Net investment income to average net assets ....................          4.96%        4.14%        4.58%+       4.80%        4.99%
Portfolio turnover rate ........................................           453%         270%         411%         359%         210%

                                                                                               CLASS C
                                                                     --------------------------------------------------------------
                                                                                    FOR THE YEARS ENDED NOVEMBER 30,
                                                                     --------------------------------------------------------------
                                                                        2000         1999         1998         1997          1996
                                                                     ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of year .............................        $ 2.30       $ 2.38       $ 2.37       $ 2.35       $ 2.34
                                                                        ------       ------       ------       ------       ------
Net investment income ..........................................          0.12         0.10         0.12         0.12         0.12
Net realized and unrealized gains (losses) from investments,
   futures and options .........................................          0.03        (0.08)        0.01         0.02         0.01
                                                                        ------       ------       ------       ------       ------
Net increase in net asset value from operations ................          0.15         0.02         0.13         0.14         0.13
                                                                        ------       ------       ------       ------       ------
Dividends from net investment income ...........................         (0.12)       (0.10)       (0.12)       (0.12)       (0.12)
                                                                        ------       ------       ------       ------       ------
Net asset value, end of year ...................................        $ 2.33       $ 2.30       $ 2.38       $ 2.37       $ 2.35
                                                                        ======       ======       ======       ======       ======
Total investment return (1) ....................................          6.73%        0.90%        5.46%        6.05%        5.82%
                                                                        ======       ======       ======       ======       ======
Ratios/Supplemental Data:
Net assets, end of year (000's) ................................       $47,186      $63,083      $78,923      $91,700     $123,203
Expenses to average net assets .................................          1.61%        1.60%        1.72%+       1.64%        1.80%
Net investment income to average net assets ....................          5.15%        4.33%        4.78%+       5.05%        5.22%
Portfolio turnover rate ........................................           453%         270%         411%         359%         210%

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                                               CLASS Y
                                                                     --------------------------------------------------------------
                                                                                    FOR THE YEARS ENDED NOVEMBER 30,
                                                                     --------------------------------------------------------------
                                                                        2000         1999         1998         1997          1996
                                                                     ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of year .............................        $ 2.30       $ 2.38       $ 2.37       $ 2.35       $ 2.34
                                                                        ------       ------       ------       ------       ------
Net investment income ..........................................          0.14         0.12         0.14         0.14         0.14
Net realized and unrealized gains (losses) from investments,
   futures and options .........................................          0.04        (0.08)        0.01         0.02         0.01
                                                                        ------       ------       ------       ------       ------
Net increase in net asset value from operations ................          0.18         0.04         0.15         0.16         0.15
                                                                        ------       ------       ------       ------       ------
Dividends from net investment income ...........................         (0.14)       (0.12)       (0.14)       (0.14)       (0.14)
                                                                        ------       ------       ------       ------       ------
Net asset value, end of year ...................................        $ 2.34       $ 2.30       $ 2.38       $ 2.37       $ 2.35
                                                                        ======       ======       ======       ======       ======
Total investment return (1) ....................................          8.08%        1.81%        6.37%        6.87%        6.64%
                                                                        ======       ======       ======       ======       ======
Ratios/Supplemental Data:
Net assets, end of year (000's) ................................         $ 780       $3,059       $1,810        $ 352        $ 333
Expenses to average net assets .................................          0.76%        0.70%        0.79%+       0.86%        0.99%
Net investment income to average net assets ....................          5.81%        5.24%        5.60%+       5.82%        6.00%
Portfolio turnover rate ........................................           453%         270%         411%         359%         210%

--------------------
+ Includes 0.13% of interest expense related to a reverse repurchase agreement transaction entered into during the year.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include program fees; results would be lower if they were included.

                 (This page has been left blank intentionally.)

PAINEWEBBER INVESTMENT GRADE INCOME FUND


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:


                                                                                              CLASS A
                                                                    --------------------------------------------------------------



                                                                                   FOR THE YEARS ENDED NOVEMBER 30,
                                                                    --------------------------------------------------------------
                                                                       2000++       1999         1998         1997          1996
                                                                    ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period .............................     $ 9.95       $10.79       $10.85       $10.59       $10.68
                                                                       ------       ------       ------       ------       ------
Net investment income ............................................       0.70         0.67         0.74         0.74         0.73
Net realized and unrealized gains (losses) from investments,
   futures and options ...........................................      (0.47)       (0.84)       (0.06)        0.26        (0.09)
                                                                       ------       ------       ------       ------       ------
Net increase (decrease) from investment operations ...............       0.23        (0.17)        0.68         1.00         0.64
                                                                       ------       ------       ------       ------       ------
Dividends from net investment income .............................      (0.67)       (0.67)       (0.74)       (0.74)       (0.73)
Distributions from paid in capital ...............................      (0.03)        --           --           --           --
                                                                       ------       ------       ------       ------       ------
Total dividends and distributions to shareholders ................      (0.70)       (0.67)       (0.74)       (0.74)       (0.73)
                                                                       ------       ------       ------       ------       ------
Net asset value, end of period ...................................     $ 9.48       $ 9.95       $10.79       $10.85       $10.59
                                                                       ======       ======       ======       ======       ======
Total investment return (1) ......................................       2.45%       (1.62)%       6.37%        9.88%        6.33%
                                                                       ======       ======       ======       ======       ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ................................    $171,780     $201,465     $216,402     $212,472     $229,117
Expenses to average net assets net of waivers from adviser (2) ...        0.98%        0.95%        0.93%        1.03%        0.94%
Net investment income to average net assets net of waivers
 from adviser (2) ................................................        6.76%        6.48%        6.56%        7.07%        7.02%
Portfolio turnover rate ..........................................         166%         195%         173%         109%         115%

--------------------
+   Commencement of issuance of shares.
++ Investment Advisory functions for this Fund were transferred from Mitchel Hutchins Asset Management Inc. to Metropolitan West Asset Management LLC on October 10, 2000.
*   Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

(2) During the years ended November 30, 2000 and November 30, 1999, Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the waiver represents less than 0.005%.

                                                                                              CLASS B
                                                                    --------------------------------------------------------------



                                                                                   FOR THE YEARS ENDED NOVEMBER 30,
                                                                    --------------------------------------------------------------
                                                                       2000++       1999         1998         1997          1996
                                                                    ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period .............................     $ 9.94       $10.79       $10.85       $10.58       $10.67
                                                                       ------       ------       ------       ------       ------
Net investment income ............................................       0.63         0.58         0.65         0.66         0.65
Net realized and unrealized gains (losses) from investments,
   futures and options ...........................................      (0.47)       (0.84)       (0.06)        0.27        (0.09)
                                                                       ------       ------       ------       ------       ------
Net increase (decrease) from investment operations ...............       0.16        (0.26)        0.59         0.93         0.56
                                                                       ------       ------       ------       ------       ------
Dividends from net investment income .............................      (0.60)       (0.59)       (0.65)       (0.66)       (0.65)
Distributions from paid in capital ...............................      (0.03)          --           --           --           --
                                                                       ------       ------       ------       ------       ------
Total dividends and distributions to shareholders ................      (0.63)       (0.59)       (0.65)       (0.66)       (0.65)
                                                                       ------       ------       ------       ------       ------
Net asset value, end of period ...................................     $ 9.47       $ 9.94       $10.79       $10.85       $10.58
                                                                       ======       ======       ======       ======       ======
Total investment return (1) ......................................       1.65%       (2.46)%       5.56%        9.17%        5.54%
                                                                       ======       ======       ======       ======       ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ................................    $17,155      $26,415      $41,124      $44,829      $58,364
Expenses to average net assets net of waivers from adviser (2) ...       1.75%        1.70%        1.69%        1.78%        1.68%
Net investment income to average net assets net of waivers
 from adviser (2) ................................................       6.01%        5.67%        5.79%        6.31%        6.27%
Portfolio turnover rate ..........................................        166%         195%         173%         109%         115%

                                                                                              CLASS C
                                                                    --------------------------------------------------------------



                                                                                   FOR THE YEARS ENDED NOVEMBER 30,
                                                                    --------------------------------------------------------------
                                                                       2000++       1999         1998         1997          1996
                                                                    ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period .............................     $ 9.94       $10.79       $10.85       $10.59       $10.68
                                                                       ------       ------       ------       ------       ------
Net investment income ............................................       0.66         0.61         0.68         0.69         0.68
Net realized and unrealized gains (losses) from investments,
   futures and options ...........................................      (0.46)       (0.84)       (0.06)        0.26        (0.09)
                                                                       ------       ------       ------       ------       ------
Net increase (decrease) from investment operations ...............       0.20        (0.23)        0.62         0.95         0.59
                                                                       ------       ------       ------       ------       ------
Dividends from net investment income .............................      (0.63)       (0.62)       (0.68)       (0.69)       (0.68)
Distributions from paid in capital ...............................      (0.03)          --           --           --           --
                                                                       ------       ------       ------       ------       ------
Total dividends and distributions to shareholders ................      (0.66)       (0.62)       (0.68)       (0.69)       (0.68)
                                                                       ------       ------       ------       ------       ------
Net asset value, end of period ...................................     $ 9.48       $ 9.94       $10.79       $10.85       $10.59
                                                                       ======       ======       ======       ======       ======
Total investment return (1) ......................................       2.04%       (2.20)%       5.84%        9.34%        5.80%
                                                                       ======       ======       ======       ======       ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ................................    $21,272      $29,560      $34,457      $29,204      $32,337
Expenses to average net assets net of waivers from adviser (2) ...       1.48%        1.44%        1.42%        1.53%        1.44%
Net investment income to average net assets net of waivers
 from adviser (2) ................................................       6.29%        5.97%        6.04%        6.57%        6.51%
Portfolio turnover rate ..........................................        166%         195%         173%         109%         115%

                                                                                                     CLASS Y
                                                                                    -----------------------------------------
                                                                                                               FOR THE PERIOD
                                                                                                                FEBRUARY 18,
                                                                                     FOR THE YEARS ENDED           1998+
                                                                                         NOVEMBER 30,             THROUGH
                                                                                    ---------------------       NOVEMBER 30,
                                                                                      2000++       1999             1998
                                                                                    ---------    --------      --------------
Net asset value, beginning of period ......................................          $ 9.95       $10.80           $10.99
                                                                                     ------       ------           ------
Net investment income .....................................................            0.73         0.69             0.57
Net realized and unrealized gains (losses) from investments,
   futures and options ....................................................           (0.47)       (0.84)           (0.19)
                                                                                     ------       ------           ------
Net increase (decrease) from investment operations ........................            0.26        (0.15)            0.38
                                                                                     ------       ------           ------
Dividends from net investment income ......................................           (0.70)       (0.70)           (0.57)
Distributions from paid in capital ........................................           (0.03)          --               --
                                                                                     ------       ------           ------
Total dividends and distributions to shareholders .........................           (0.73)       (0.70)           (0.57)
                                                                                     ------       ------           ------
Net asset value, end of period ............................................          $ 9.48       $ 9.95           $10.80
                                                                                     ======       ======           ======
Total investment return (1) ...............................................            2.62%       (1.43)%           3.51%
                                                                                     ======       ======           ======
Ratios/Supplemental Data:
Net assets, end of period (000's) .........................................          $3,767       $4,613           $2,682
Expenses to average net assets net of waivers from adviser (2) ............            0.71%        0.66%            0.62%*
Net investment income to average net assets net of waivers from adviser (2)            6.93%        6.84%            6.71%*
Portfolio turnover rate ...................................................             166%         195%             173%

PAINEWEBBER HIGH INCOME FUND


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                              CLASS A
                                                                    --------------------------------------------------------------



                                                                                   FOR THE YEARS ENDED NOVEMBER 30,
                                                                    --------------------------------------------------------------
                                                                       2000++       1999         1998         1997          1996
                                                                    ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period ............................      $ 6.12       $ 6.66       $ 7.63       $ 7.35       $ 6.96
                                                                       ------       ------       ------       ------       ------
Net investment income ...........................................        0.57**       0.71**       0.67         0.69         0.72
Net realized and unrealized gains (losses) from investments......       (2.19)**     (0.55)**     (0.99)        0.27         0.37
                                                                       ------       ------       ------       ------       ------
Net increase (decrease) from investment operations ..............       (1.62)        0.16        (0.32)        0.96         1.09
                                                                       ------       ------       ------       ------       ------
Dividends from net investment income ............................       (0.60)       (0.70)       (0.65)       (0.68)       (0.70)
                                                                       ------       ------       ------       ------       ------
Net asset value, end of period ..................................      $ 3.90       $ 6.12       $ 6.66       $ 7.63       $ 7.35
                                                                       ======       ======       ======       ======       ======
Total investment return (1) .....................................      (28.32)%       2.42%       (4.46)%      13.59%       16.55%
                                                                       ======       ======       ======       ======       ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...............................    $104,692     $232,825     $258,559     $272,325     $243,564
Expenses to average net assets ..................................        1.00%        0.94%        0.91%        0.98%        0.96%
Net investment income to average net assets .....................       10.58%       10.83%        9.10%        9.21%       10.10%
Portfolio turnover rate .........................................          64%          62%         161%         160%         142%

--------------------
*   Annualized.
**  Calculated using average daily shares outstanding for the year.
+   Commencement of issuance of shares.
++ Investment Advisory functions for the Fund were transferred from Mitchell Hutchins Asset Management Inc. to Massachusetts Financial Services Company on October 10, 2000.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

                                                                                              CLASS B
                                                                    --------------------------------------------------------------



                                                                                   FOR THE YEARS ENDED NOVEMBER 30,
                                                                    --------------------------------------------------------------
                                                                       2000++       1999         1998         1997          1996
                                                                    ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period ............................      $ 6.11       $ 6.65       $ 7.63       $ 7.35       $ 6.95
                                                                       ------       ------       ------       ------       ------
Net investment income ...........................................        0.53**       0.66**       0.63         0.63         0.66
Net realized and unrealized gains (losses) from investments......       (2.18)**     (0.55)**     (1.01)        0.27         0.39
                                                                       ------       ------       ------       ------       ------
Net increase (decrease) from investment operations ..............       (1.65)        0.11        (0.38)        0.90         1.05
                                                                       ------       ------       ------       ------       ------
Dividends from net investment income ............................       (0.56)       (0.65)       (0.60)       (0.62)       (0.65)
                                                                       ------       ------       ------       ------       ------
Net asset value, end of period ..................................      $ 3.90       $ 6.11       $ 6.65       $ 7.63       $ 7.35
                                                                       ======       ======       ======       ======       ======
Total investment return (1) .....................................      (28.76)%       1.63%       (5.32)%      12.76%       15.86%
                                                                       ======       ======       ======       ======       ======
Ratios/Supplemental Data:
Net assets, end of period (000's) ...............................     $30,933      $93,390     $176,997     $236,656     $215,492
Expenses to average net assets ..................................        1.77%        1.70%        1.66%        1.73%        1.71%
Net investment income to average net assets .....................        9.70%       10.03%        8.30%        8.45%        9.34%
Portfolio turnover rate .........................................          64%          62%         161%         160%         142%

                                                                                              CLASS C
                                                                    --------------------------------------------------------------



                                                                                   FOR THE YEARS ENDED NOVEMBER 30,
                                                                    --------------------------------------------------------------
                                                                       2000++       1999         1998         1997          1996
                                                                    ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period ......................            $ 6.12       $ 6.67       $ 7.64       $ 7.36       $ 6.97
                                                                       ------       ------       ------       ------       ------
Net investment income .....................................              0.55**       0.67**       0.64         0.65         0.68
Net realized and unrealized gains (losses) from investments             (2.19)**     (0.55)**     (0.99)        0.27         0.38
                                                                       ------       ------       ------       ------       ------
Net increase (decrease) from investment operations ........             (1.64)        0.12        (0.35)        0.92         1.06
                                                                       ------       ------       ------       ------       ------
Dividends from net investment income ......................             (0.57)       (0.67)       (0.62)       (0.64)       (0.67)
                                                                       ------       ------       ------       ------       ------
Net asset value, end of period ............................            $ 3.91       $ 6.12       $ 6.67       $ 7.64       $ 7.36
                                                                       ======       ======       ======       ======       ======
Total investment return (1) ...............................            (28.51)%       1.75%       (4.92)%      13.03%       15.96%
                                                                       ======       ======       ======       ======       ======
Ratios/Supplemental Data:
Net assets, end of period (000's) .........................           $31,049      $80,961      $98,982     $115,757      $94,445
Expenses to average net assets ............................              1.50%        1.44%        1.41%        1.48%        1.47%
Net investment income to average net assets ...............             10.05%       10.34%        8.58%        8.66%        9.60%
Portfolio turnover rate ...................................                64%          62%         161%         160%         142%

                                                                                                     CLASS Y
                                                                                    -----------------------------------------
                                                                                                               FOR THE PERIOD
                                                                                                                FEBRUARY 20,
                                                                                     FOR THE YEARS ENDED           1998+
                                                                                         NOVEMBER 30,             THROUGH
                                                                                    ---------------------       NOVEMBER 30,
                                                                                      2000++       1999             1998
                                                                                    ---------    --------      --------------
Net asset value, beginning of period ......................                          $ 6.11       $ 6.65           $ 7.79
                                                                                     ------       ------           ------
Net investment income .....................................                            0.62**       0.72**           0.53
Net realized and unrealized gains (losses) from investments                           (2.22)**     (0.54)**         (1.14)
                                                                                     ------       ------           ------
Net increase (decrease) from investment operations ........                           (1.60)        0.18            (0.61)
                                                                                     ------       ------           ------
Dividends from net investment income ......................                           (0.61)       (0.72)           (0.53)
                                                                                     ------       ------           ------
Net asset value, end of period ............................                          $ 3.90       $ 6.11           $ 6.65
                                                                                     ======       ======           ======
Total investment return (1) ...............................                          (28.01)%       2.68%           (8.43)%
                                                                                     ======       ======           ======
Ratios/Supplemental Data:
Net assets, end of period (000's) .........................                          $  466       $2,142           $2,633
Expenses to average net assets ............................                            0.74%        0.68%            0.63%*
Net investment income to average net assets ...............                           10.62%       11.16%            9.78%*
Portfolio turnover rate ...................................                              64%          62%             161%

PAINEWEBBER


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
PaineWebber Managed Investments Trust

    We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of PaineWebber U.S. Government Income Fund, PaineWebber Low Duration U.S. Government Income Fund, PaineWebber Investment Grade Income Fund and PaineWebber High Income Fund (four of the portfolios of PaineWebber Managed Investments Trust) (the "Funds") as of November 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at November 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber U.S. Government Income Fund, PaineWebber Low Duration U.S. Government Income Fund, PaineWebber Investment Grade Income Fund and PaineWebber High Income Fund at November 30, 2000, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.



                                               /s/ Ernst & Young LLP



New York, New York
January 10, 2001

PAINEWEBBER

TAX INFOMRATION (unaudited)

    We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end
(November 30, 2000) as to the federal tax status of distributions received by shareholders during such fiscal year from each Fund. Accordingly, we are advising you that all of the distributions paid by PaineWebber U.S. Government Income Fund, PaineWebber Low Duration U.S. Government Income Fund, PaineWebber Investment Grade Income Fund and PaineWebber High Income Fund during the fiscal year were derived from net investment income and are taxable as ordinary income. However, the distributions of the PaineWebber Investment Grade Income Fund include amounts from paid in capital as follows: Class A $0.0334; Class B $0.0299; Class C $0.0311 and Class Y $0.0348; as such these distributions are not taxable and will be reflected accordingly on Form 1099 DIV mailed in January 2001.

    Dividends received by tax-exempt recipients (e.g. IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual reporting.

    Because each Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2000. The second notification, which will reflect the amounts to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and is mailed in January 2001. Some states exempt interest earned on direct obligations of the federal government from state and local taxes. A portion of the distribution paid by the PaineWebber U.S. Government Income Fund and PaineWebber Low Duration U.S. Government Income Fund qualified as exempt-interest dividends and therefore, are not subject to state and local income taxes. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each Fund.

--------------------------------------------------------------------------------

TRUSTEES

E. Garrett Bewkes, Jr.         Meyer Feldberg
CHAIRMAN                       George W. Gowen
Margo N. Alexander             Frederic V. Malek
Richard Q. Armstrong           Carl W. Schafer
Richard R. Burt                Brian M. Storms


PRINCIPAL OFFICERS

Brian M. Storms                Dianne E. O'Donnell
PRESIDENT                      VICE PRESIDENT AND SECRETARY

Amy R. Doberman                Paul H. Schubert
VICE PRESIDENT                 VICE PRESIDENT AND TREASURER


INVESTMENT MANAGER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019-6114


SUB-ADVISERS

(PaineWebber Low Duration U.S. Government Income Fund)
(PaineWebber U.S. Government Income Fund)
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

(PaineWebber Investment Grade Income Fund)
Metropolitan West Asset Management LLC
11766 Wilshire Blvd.
Suite 1580
Los Angeles, CA 90025

(PaineWebber High Income Fund)
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER FINANCIAL ADVISOR OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.